UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Small Cap                                                    BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2007 | (UNAUDITED)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Small Cap Index Fund

Officers and Directors

Robert C. Doll, Jr., Fund President and Director
Donald W. Burton, Director
John Francis O'Brien, Director
David H. Walsh, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


2           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

A Letter to Shareholders

Dear Shareholder

At the mid-point of 2007, investor sentiment appeared quite buoyant, notwithstanding some undertones of caution. For equity markets, positive momentum as the year began was interrupted by a notable but transitory set-back at the end of February. Markets resumed their ascent through May, but entered a trading range in June as investors began to question the sustainability of the rally. For the most part, equities found support in robust merger-and-acquisition activity, healthy global economies, tame inflation, relatively low interest rates, still-positive earnings growth and attractive valuations. These tailwinds prevailed over such headwinds as a weakening U.S. economy, slowing housing market, credit-related lending problems, escalating geopolitical concerns and high energy prices, leading the Standard & Poor's (S&P) 500 Index to a new record high in May.

Meanwhile, turmoil in the subprime mortgage market and generally mixed economic signals weighed on bonds. In June, bond prices dropped precipitously as long-term yields rose to their highest levels in five years. The 10-year Treasury yield, which began 2007 at 4.68%, reached nearly 5.30% in mid-June before retracing to 5.03% by month's end. Notably, this year has brought some re-steepening of the yield curve, which had been flat to inverted throughout 2006. Still, at the end of June, yields along the curve remained below the federal funds rate of 5.25%, the level at which the Federal Reserve Board (the
Fed) has left it since first pausing in August 2006. While first-quarter gross domestic product growth of 0.7% represented the slowest rate of expansion since 2002, the Fed reiterated that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, thereby reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, the major equity market indexes posted strong returns for the annual and semi-annual periods ended June 30, 2007, while fixed income assets were more mixed:

Total Returns as of June 30, 2007                                                     6-month     12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                         + 6.96%      +20.59%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          + 6.45       +16.43
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +10.74       +27.00
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              + 0.98       + 6.12
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        + 0.14       + 4.69
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      + 2.96       +11.22
----------------------------------------------------------------------------------------------------------

We expect market volatility to linger throughout the second half of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: The Second-Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Fund President and Director


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            3

A Discussion With Your Fund's Portfolio Managers

      Consistent with its investment objective, the Fund generated a positive return similar to that of the Russell 2000 Index for the semi-annual period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, BlackRock Small Cap Index Fund's Institutional and Investor A Shares had total returns of +6.46% and +6.33%, respectively. For the same period, the benchmark Russell 2000 Index returned +6.45%.

The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

Overall, the small cap market generated decent returns during the six-month period despite weakening economic growth, moderating corporate profits and a return to higher levels of market volatility. Notably, this economically sensitive asset class underperformed large cap stocks in the second half of the period. After small caps rallied to outperform large caps during seven of the past eight years, large cap stocks pulled ahead on a year-to-date basis.

In spite of some ominous headlines and talk of recession, the U.S. economy remained in fairly good shape during the reporting period. Economic activity did noticeably decelerate, as evidenced by the .7% gross domestic product (GDP) growth rate in the first quarter (the slowest rate of growth since 2002), but is expected to rebound in the second quarter and to be slightly below trend at around 2% to 2.5% for full-year 2007. Corporate earnings growth remained strong (although weaker than last year). The labor market stayed firm, with the unemployment rate at the low end of its historical range, albeit the second quarter saw some slowing. This has helped consumer spending, which has remained resilient despite higher gasoline prices and a sagging U.S. housing market. Outside the United States, particularly in emerging markets such as China and India, as well as in Europe, economic growth levels remained robust, which has been instrumental in supporting both the boom in U.S. exports and the resilience in profit growth, and has provided stimulus for improved business investment levels.

For its part, the Federal Reserve Board (the Fed) left the target federal funds rate unchanged at 5.25% throughout the semi-annual period as economic growth moderated and core inflation figures improved slightly. The decision at its latest meeting, held on June 28, marked the eighth consecutive pause since August 2006.

Turning to the equity markets, 2007 began much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that started in the summer of 2006. Volatility prevailed in the first quarter as analyst predictions for slowing corporate profit growth, rising oil prices, inflationary pressures and a deteriorating housing market dampened investor enthusiasm. Fears of a possible recession and fallout in the subprime mortgage industry intensified the negative sentiment. Then, at the end of February, a 10% correction in the Chinese equity market sparked a global sell-off that unwound earlier gains and marked the end of a significant, and seemingly unstoppable, multi-month advance. The Dow Jones Industrial Average plunged 416 points on February 27, and in the week that followed, U.S. stocks registered their most significant one-week decline in four years.

U.S. equity markets rebounded shortly after. Surging corporate deal activity ($1 trillion to date, largely in the form of mergers and acquisitions, leveraged buyouts and share buybacks), solid global growth and an easing of inflation pressures were the primary forces behind an uninterrupted, multi-week stock market rally. Notably, the S&P 500 Index reached a new record high in late May. However, June proved to be more difficult, with stocks recording their worst monthly performance since the February retrenchment. Renewed concerns over problems in the subprime mortgage market and the risk born of complexities inherent in collateralized debt and loan obligations were the primary catalysts for the weakness. The fear was that these credit-related issues would prolong the slump in U.S. housing, stalling any robust consumer recovery. At the same time, investors struggled to digest rising long-term bond yields (which reached their highest level in five years), inflationary pressures and changing expectations with respect to Fed monetary policy.


4           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Ultimately, equities did experience some consolidation at the end of the second quarter, but quarterly and year-to-date gains were still quite respectable. The Dow Jones Industrial Average climbed more than 1,000 points during the second quarter to 13,408, advancing 9.11% in its best quarter in three and a half years. Year-to-date, the Dow is up 8.76%. The broader market S&P 500 Index ended the quarter at 1,503, gaining 6.28% for the quarter and 6.96% year-to-date.

For the six-month period, small cap stocks, as measured by the Russell 2000 Index, lagged the +9.90% return of the Russell Midcap Index and the +7.18% return of the large cap Russell 1000 Index. Within the Russell 2000, the growth style of investing significantly outperformed the value style for the period, with the Russell 2000 Growth Index returning +9.33% versus the +3.80% return of the Russell 2000 Value Index.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Russell 2000 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and returns of the benchmark. The Russell 2000 Index underwent its annual reconstitution during the period. To maintain the Fund's tight tracking to the benchmark, we adjusted the portfolio to be in line with the new benchmark as of the rebalancing's effective date.

How would you characterize the Fund's position at the close of the period?

In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Investor A Shares are subject to an ongoing service fee of .25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                   6-Month          12-Month          10-Year
As of June 30, 2007              Total Return     Total Return      Total Return
================================================================================
Institutional Shares*               +6.46%           +15.88%          +128.40%
--------------------------------------------------------------------------------
Investor A Shares*                  +6.33            +15.55           +122.65
--------------------------------------------------------------------------------
Russell 2000(R) Index**             +6.45            +16.43           +138.03
--------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Russell 2000 is a registered trademark of the Frank Russell Companies.


6           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Russell 2000 Index. Values are from June 1997 to June 2007.


                 Institutional             Investor A                  Russell
                      Shares*+               Shares*+             2000 Index++
6/97                   $10,000                $10,000                  $10,000
6/98                   $11,522                $11,489                  $11,651
6/99                   $11,616                $11,548                  $11,826
6/00                   $13,362                $13,259                  $13,520
6/01                   $13,409                $13,272                  $13,597
6/02                   $12,220                $12,056                  $12,428
6/03                   $11,989                $11,806                  $12,224
6/04                   $15,866                $15,583                  $16,303
6/05                   $17,295                $16,938                  $17,843
6/06                   $19,710                $19,268                  $20,443
6/07                   $22,840                $22,265                  $23,803

* Assuming transaction costs, if any, and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Past performance is not indicative of future performance.

Average Annual Total Return

Institutional Shares                                                     Return
================================================================================
One Year Ended 6/30/07                                                   +15.88%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                 +13.32
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                  + 8.61
--------------------------------------------------------------------------------

Investor A Shares                                                        Return
================================================================================
One Year Ended 6/30/07                                                   +15.55%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                 +13.05
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                  + 8.33
--------------------------------------------------------------------------------


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2007 and held through June 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                         Expenses Paid
                                                     Beginning           Ending        During the Period*
                                                    Account Value     Account Value     January 1, 2007
                                                   January 1, 2007    June 30, 2007     to June 30, 2007
=========================================================================================================
Actual
=========================================================================================================
Institutional                                           $1,000          $1,064.60            $2.47
---------------------------------------------------------------------------------------------------------
Investor A                                              $1,000          $1,063.30            $3.76
=========================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================
Institutional                                           $1,000          $1,022.51            $2.42
---------------------------------------------------------------------------------------------------------
Investor A                                              $1,000          $1,021.26            $3.68
---------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.48% for Institutional and .73% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Statement of Assets and Liabilities               BlackRock Small Cap Index Fund

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Small Cap Index Series (the "Series"),
              at value (identified cost -- $97,580,924) .........................................                     $ 135,527,523
            Prepaid expenses ....................................................................                            11,521
                                                                                                                      -------------
            Total assets ........................................................................                       135,539,044
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
               Administrator ....................................................................    $      31,771
               Distributor ......................................................................           10,791           42,562
                                                                                                     -------------
            Accrued expenses and other liabilities ..............................................                            29,543
                                                                                                                      -------------
            Total liabilities ...................................................................                            72,105
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets ..........................................................................                     $ 135,466,939
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                     $         497
            Investor A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ..                               325
            Paid-in capital in excess of par ....................................................                        93,474,380
            Undistributed investment income -- net ..............................................    $     738,398
            Undistributed realized capital gains allocated from the Series -- net ...............        3,306,740
            Unrealized appreciation allocated from the Series -- net ............................       37,946,599
                                                                                                     -------------
            Total accumulated earnings -- net ...................................................                        41,991,737
                                                                                                                      -------------
            Net assets ..........................................................................                     $ 135,466,939
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional -- Based on net assets of $81,921,248 and 4,970,893 shares outstanding                      $       16.48
                                                                                                                      =============
            Investor A -- Based on net assets of $53,545,691 and 3,254,996 shares outstanding ...                     $       16.45
                                                                                                                      =============

      See Notes to Financial Statements.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            9

Statement of Operations                           BlackRock Small Cap Index Fund

For the Six Months Ended June 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Net investment income allocated from the Series:
               Dividends ........................................................................                     $     632,602
               Interest from affiliates .........................................................                           370,176
               Securities lending -- net ........................................................                            79,528
               Expenses .........................................................................                           (38,597)
                                                                                                                      -------------
            Total income ........................................................................                         1,043,709
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees .................................................................    $     198,586
            Service fees -- Investor A ..........................................................           67,421
            Printing and shareholder reports ....................................................           32,646
            Transfer agent fees -- Institutional ................................................           24,443
            Transfer agent fees -- Investor A ...................................................           16,297
            Registration fees ...................................................................           12,850
            Directors' fees and expenses ........................................................            1,196
            Other ...............................................................................            3,042
                                                                                                     -------------
            Total expenses ......................................................................                           356,481
                                                                                                                      -------------
            Investment income -- net ............................................................                           687,228
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Series -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments, in-kind redemption and
              financial futures contracts -- net ................................................                         3,825,358
            Change in unrealized appreciation/depreciation on investments and
              financial futures contracts -- net ................................................                         4,018,647
                                                                                                                      -------------
            Total realized and unrealized gain -- net ...........................................                         7,844,005
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ................................                     $   8,531,233
                                                                                                                      =============

      See Notes to Financial Statements.


10           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Statements of Changes in Net Assets               BlackRock Small Cap Index Fund

                                                                                                      For the Six
                                                                                                     Months Ended        For the
                                                                                                       June 30,        Year Ended
                                                                                                         2007          December 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)         2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................    $     687,228    $   1,249,200
            Realized gain -- net ................................................................        3,825,358        9,872,452
            Change in unrealized appreciation/depreciation -- net ...............................        4,018,647        8,107,418
                                                                                                     ------------------------------
            Net increase in net assets resulting from operations ................................        8,531,233       19,229,070
                                                                                                     ------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net:
               Institutional ....................................................................               --         (812,899)
               Investor A .......................................................................               --         (434,263)
            Realized gain -- net:
               Institutional ....................................................................               --       (5,755,828)
               Investor A .......................................................................               --       (3,998,610)
                                                                                                     ------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders               --      (11,001,600)
                                                                                                     ------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from capital share transactions .......       (6,179,930)      12,320,460
                                                                                                     ------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
            Redemption fee ......................................................................              896              108
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ........................................................        2,352,199       20,548,038
            Beginning of period .................................................................      133,114,740      112,566,702
                                                                                                     ------------------------------
            End of period* ......................................................................    $ 135,466,939    $ 133,114,740
                                                                                                     ==============================
               * Undistributed investment income -- net .........................................    $     738,398    $      51,170
                                                                                                     ==============================

      See Notes to Financial Statements.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            11

Financial Highlights                              BlackRock Small Cap Index Fund

                                                                                      Institutional
                                                       ---------------------------------------------------------------------------
                                                        For the Six
                                                       Months Ended
The following per share data and ratios                  June 30,                    For the Year Ended December 31,
have been derived from information                         2007       ------------------------------------------------------------
provided in the financial statements.                  (Unaudited)      2006         2005         2004         2003         2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....   $  15.48     $  14.36     $  14.10     $  12.06     $   8.28     $  10.53
                                                         -------------------------------------------------------------------------
            Investment income -- net** ...............        .09          .17          .10          .08          .06          .08
            Realized and unrealized gain (loss) -- net        .91*        2.34*         .49*        2.04*        3.77        (2.25)
                                                         -------------------------------------------------------------------------
            Total from investment operations .........       1.00         2.51          .59         2.12         3.83        (2.17)
                                                         -------------------------------------------------------------------------
            Less dividends and distributions from:
               Investment income -- net ..............         --         (.17)        (.11)        (.08)        (.05)        (.08)
               Realized gain -- net ..................         --        (1.22)        (.22)          --           --           --
                                                         -------------------------------------------------------------------------
            Total dividends and distributions ........         --        (1.39)        (.33)        (.08)        (.05)        (.08)
                                                         -------------------------------------------------------------------------
            Net asset value, end of period ...........   $  16.48     $  15.48     $  14.36     $  14.10     $  12.06     $   8.28
                                                         =========================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......       6.46%@      17.49%        4.16%       17.55%       46.32%      (20.61%)
                                                         =========================================================================
==================================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of waiver ..................        .48%+        .49%         .53%         .56%         .60%         .50%
                                                         =========================================================================
            Expenses .................................        .48%+        .49%         .54%         .56%         .63%         .64%
                                                         =========================================================================
            Investment income -- net .................       1.10%+       1.10%         .69%         .64%         .61%         .82%
                                                         =========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .   $ 81,921     $ 79,032     $ 63,671     $ 68,024     $ 51,194     $ 30,938
                                                         =========================================================================
            Portfolio turnover of the Series .........         18%          40%          37%          38%          29%          39%
                                                         =========================================================================

*     Includes redemption fee, which is less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income -- net.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Financial Highlights (concluded)                  BlackRock Small Cap Index Fund

                                                                                       Investor A
                                                       ---------------------------------------------------------------------------
                                                        For the Six
                                                       Months Ended
The following per share data and ratios                  June 30,                    For the Year Ended December 31,
have been derived from information                         2007       ------------------------------------------------------------
provided in the financial statements.                  (Unaudited)      2006         2005         2004         2003         2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....   $  15.47     $  14.36     $  14.10     $  12.06     $   8.29     $  10.53
                                                         -------------------------------------------------------------------------
            Investment income -- net** ...............        .07          .13          .06          .05          .04          .05
            Realized and unrealized gain (loss) -- net        .91*        2.33*         .49*        2.03*        3.76        (2.23)
                                                         -------------------------------------------------------------------------
            Total from investment operations .........        .98         2.46          .55         2.08         3.80        (2.18)
                                                         -------------------------------------------------------------------------
            Less dividends and distributions from:
               Investment income -- net ..............         --         (.13)        (.07)        (.04)        (.03)        (.06)
               Realized gain -- net ..................         --        (1.22)        (.22)          --           --           --
                                                         -------------------------------------------------------------------------
            Total dividends and distributions ........         --        (1.35)        (.29)        (.04)        (.03)        (.06)
                                                         -------------------------------------------------------------------------
            Net asset value, end of period ...........   $  16.45     $  15.47     $  14.36     $  14.10     $  12.06     $   8.29
                                                         =========================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......       6.33%@      17.14%        3.88%       17.29%       45.85%      (20.75%)
                                                         =========================================================================
==================================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of waiver ..................        .73%+        .74%         .79%         .81%         .85%         .75%
                                                         =========================================================================
            Expenses .................................        .73%+        .74%         .80%         .81%         .88%         .89%
                                                         =========================================================================
            Investment income -- net .................        .86%+        .84%         .43%         .38%         .36%         .56%
                                                         =========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .   $ 53,546     $ 54,083     $ 48,896     $ 56,522     $ 50,280     $ 34,308
                                                         =========================================================================
            Portfolio turnover of the Series .........         18%          40%          37%          38%          29%          39%
                                                         =========================================================================

*     Includes redemption fee, which is less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income -- net.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            13

Notes to Financial Statements (Unaudited)         BlackRock Small Cap Index Fund

1. Significant Accounting Policies:

BlackRock Small Cap Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2007 was 19.3%. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was


14           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Notes to Financial Statements (continued)         BlackRock Small Cap Index Fund

issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed .60%. This arrangement has a one-year term and is renewable.

The Corporation has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A shareholders.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(6,179,930) and $12,320,460 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Institutional Shares for the Six                                      Dollar
Months Ended June 30, 2007                      Shares                Amount
--------------------------------------------------------------------------------
Shares sold ...............................    1,093,741           $ 17,386,039
Shares redeemed ...........................   (1,227,768)           (19,682,290)
                                              ----------------------------------
Net decrease ..............................     (134,027)          $ (2,296,251)
                                              ==================================

--------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2006                         Shares                Amount
--------------------------------------------------------------------------------
Shares sold ...............................    2,461,516           $ 38,738,205
Shares issued to shareholders in
        reinvestment of dividends
        and distributions .................      403,543              6,262,248
                                              ----------------------------------
Total issued ..............................    2,865,059             45,000,453
Shares redeemed ...........................   (2,193,758)           (34,056,513)
                                              ----------------------------------
Net increase ..............................      671,301           $ 10,943,940
                                              ==================================

--------------------------------------------------------------------------------
Investor A Shares for the Six                                         Dollar
Months Ended June 30, 2007                      Shares                Amount
--------------------------------------------------------------------------------
Shares sold ...............................      221,378           $  3,514,659
Shares redeemed ...........................     (461,795)            (7,398,338)
                                              ----------------------------------
Net decrease ..............................     (240,417)          $ (3,883,679)
                                              ==================================


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            15

Notes to Financial Statements (concluded)         BlackRock Small Cap Index Fund

--------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2006                         Shares                Amount
--------------------------------------------------------------------------------
Shares sold ...............................      437,777           $  6,824,403
Shares issued to shareholders in
        reinvestment of dividends
        and distributions .................      252,023              3,908,408
                                              ----------------------------------
Total issued ..............................      689,800             10,732,811
Shares redeemed ...........................     (600,508)            (9,356,291)
                                              ----------------------------------
Net increase ..............................       89,292           $  1,376,520
                                              ==================================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.040400 per share for each class. In addition, the Fund paid a long-term capital gain in the amount of $.127367 per share for each class on July 19, 2007 to shareholders of record on July 18, 2007.

Portfolio Information                              Master Small Cap Index Series

As of June 30, 2007

                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Financial Services ........................................                22.2%
Consumer Discretionary ....................................                18.9
Technology ................................................                12.8
Health Care ...............................................                11.4
Materials & Processing ....................................                 9.4
Producer Durables .........................................                 7.3
Other Energy ..............................................                 4.7
Auto & Transportation .....................................                 4.3
Utilities .................................................                 4.0
Consumer Staples ..........................................                 2.2
Other .....................................................                 0.4
Integrated Oils ...........................................                 0.1
Exchange-Traded Funds .....................................                 2.3
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.


16           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Summary Schedule of Investments as of June 30, 2007 (Unaudited)
                                                   Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                   Value         Net Assets
====================================================================================================================================
Advertising Agencies                            43,380      ValueClick, Inc. (a)                         $ 1,277,975          0.2%
                                                            Other Securities                               2,534,555          0.3
                                                                                                         ---------------------------
                                                                                                           3,812,530          0.5
------------------------------------------------------------------------------------------------------------------------------------
Aerospace                                                   Other Securities                               4,394,880          0.6
------------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                             Other Securities                                 478,326          0.1
------------------------------------------------------------------------------------------------------------------------------------
Air Transport                                               Other Securities                               5,824,630          0.8
------------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                    Other Securities                               1,045,607          0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                    Other Securities                               1,053,865          0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                  33,380      Lear Corp. (a)                                 1,188,662          0.2
                                                            Other Securities                               3,146,789          0.4
                                                                                                         ---------------------------
                                                                                                           4,335,451          0.6
------------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                                        Other Securities                               1,513,121          0.2
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                        Other Securities                                 439,890          0.1
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                                Other Securities                              35,911,526          5.1
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                                Other Securities                                 220,360          0.0
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                       Other Securities                                 781,587          0.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production             26,900      OSI Pharmaceuticals, Inc. (a)                    974,049          0.1
                                                            Other Securities                              15,302,071          2.2
                                                                                                         ---------------------------
                                                                                                          16,276,120          2.3
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                            Other Securities                                 128,612          0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                                Other Securities                                 348,549          0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Materials                                         Other Securities                               3,836,870          0.5
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                     Other Securities                               1,206,526          0.2
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                               Other Securities                                 378,027          0.1
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                                   Other Securities                               1,026,185          0.1
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                                          Other Securities                               3,930,029          0.6
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                       24,100      CF Industries Holdings, Inc.                   1,443,349          0.2
                                                53,600      Hercules, Inc. (a)                             1,053,240          0.2
                                                            Other Securities                               7,780,378          1.1
                                                                                                         ---------------------------
                                                                                                          10,276,967          1.5
------------------------------------------------------------------------------------------------------------------------------------
Coal                                                        Other Securities                                 931,209          0.1
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                             Other Securities                               1,724,243          0.2
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                      Other Securities                                 992,516          0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology                       13,472      Anixter International, Inc. (a)                1,013,229          0.1
                                                63,300      Foundry Networks, Inc. (a)                     1,054,578          0.2
                                                            Other Securities                              15,075,972          2.1
                                                                                                         ---------------------------
                                                                                                          17,143,779          2.4
------------------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems           13,500      Equinix, Inc. (a)(e)                           1,234,845          0.2
                                                18,798      Micros Systems, Inc. (a)                       1,022,611          0.1
                                                57,295      Nuance Communications, Inc. (a)                  958,545          0.1
                                                52,660      Parametric Technology Corp. (a)                1,137,983          0.2
                                                            Other Securities                              28,170,836          4.0
                                                                                                         ---------------------------
                                                                                                          32,524,820          4.6
------------------------------------------------------------------------------------------------------------------------------------


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            17

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                   Value         Net Assets
====================================================================================================================================
Computer Technology                                         Other Securities                             $ 7,297,690          1.0%
------------------------------------------------------------------------------------------------------------------------------------
Construction                                    13,836      EMCOR Group, Inc. (a)                          1,008,644          0.1
                                                15,671      Granite Construction, Inc.                     1,005,765          0.1
                                                12,700      Washington Group International, Inc. (a)       1,016,127          0.2
                                                            Other Securities                                 823,429          0.1
                                                                                                         ---------------------------
                                                                                                           3,853,965          0.5
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                        Other Securities                               5,329,447          0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                           Other Securities                               4,536,670          0.6
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass          30,200      AptarGroup, Inc.                               1,073,912          0.1
                                                            Other Securities                               1,913,039          0.3
                                                                                                         ---------------------------
                                                                                                           2,986,951          0.4
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                     Other Securities                                 533,328          0.1
------------------------------------------------------------------------------------------------------------------------------------
Copper                                                      Other Securities                                 553,864          0.1
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                                   Other Securities                               1,195,112          0.2
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                              Other Securities                               4,347,862          0.6
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing              19,360      Acuity Brands, Inc.                            1,167,021          0.2
                                                            Other Securities                               4,282,780          0.6
                                                                                                         ---------------------------
                                                                                                           5,449,801          0.8
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                                 Other Securities                               4,349,368          0.6
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                                     Other Securities                              15,930,727          2.3
------------------------------------------------------------------------------------------------------------------------------------
Education Services                                          Other Securities                               3,369,000          0.5
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                    Other Securities                               1,925,233          0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Equipment & Components              19,901      Baldor Electric Co.                              980,721          0.1
                                                            Other Securities                               5,414,399          0.8
                                                                                                         ---------------------------
                                                                                                           6,395,120          0.9
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                             Other Securities                                 121,563          0.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics                                     28,800      Flir Systems, Inc. (a)                         1,332,000          0.2
                                                            Other Securities                               3,828,510          0.5
                                                                                                         ---------------------------
                                                                                                           5,160,510          0.7
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges                14,002      Itron, Inc. (a)                                1,091,316          0.1
& Meters                                                    Other Securities                                 480,540          0.1
                                                                                                         ---------------------------
                                                                                                           1,571,856          0.2
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                    23,480      Hologic, Inc. (a)(e)                           1,298,679          0.2
                                                24,664      Illumina, Inc. (a)                             1,001,112          0.1
                                                            Other Securities                               4,804,491          0.7
                                                                                                         ---------------------------
                                                                                                           7,104,282          1.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                  102,300      ON Semiconductor Corp. (a)                     1,096,656          0.2
Components                                                  Other Securities                              12,216,144          1.7
                                                                                                         ---------------------------
                                                                                                          13,312,800          1.9
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                     Other Securities                               3,368,291          0.5
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                                        Other Securities                               3,798,979          0.5
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                          Other Securities                               3,504,237          0.5
------------------------------------------------------------------------------------------------------------------------------------
Entertainment                                   17,855      Gaylord Entertainment Co. (a)                    957,742          0.1
                                                            Other Securities                               1,464,958          0.2
                                                                                                         ---------------------------
                                                                                                           2,422,700          0.3
------------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                     40,300      Terra Industries, Inc. (a)                     1,024,426          0.1
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies                               16,600      International Securities Exchange, Inc.        1,084,810          0.1
                                                            Other Securities                               1,291,080          0.2
                                                                                                         ---------------------------
                                                                                                           2,375,890          0.3
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                         Other Securities                                 957,944          0.1
------------------------------------------------------------------------------------------------------------------------------------


18           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                   Value         Net Assets
====================================================================================================================================
Financial Data Processing                       24,000      Deluxe Corp.                                 $   974,640          0.2%
Services & Systems                                          Other Securities                               4,307,441          0.6
                                                                                                         ---------------------------
                                                                                                           5,282,081          0.8
------------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                              Other Securities                               1,673,969          0.2
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                         28,736      Sotheby's Holdings, Inc. Class A               1,322,431          0.2
                                                            Other Securities                               4,897,432          0.7
                                                                                                         ---------------------------
                                                                                                           6,219,863          0.9
------------------------------------------------------------------------------------------------------------------------------------
Foods                                                       Other Securities                               6,600,707          0.9
------------------------------------------------------------------------------------------------------------------------------------
Forest Products                                             Other Securities                                 558,374          0.1
------------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                              Other Securities                                 445,119          0.1
------------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                                Other Securities                                 383,455          0.1
------------------------------------------------------------------------------------------------------------------------------------
Glass                                                       Other Securities                                 414,518          0.1
------------------------------------------------------------------------------------------------------------------------------------
Gold                                                        Other Securities                                 737,281          0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                      Other Securities                               4,537,699          0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                             Other Securities                               4,048,774          0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                        Other Securities                               4,546,296          0.6
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                                Other Securities                               1,825,623          0.3
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                                 Other Securities                                 464,749          0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                       Other Securities                               3,147,714          0.4
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                     Other Securities                               3,940,953          0.6
------------------------------------------------------------------------------------------------------------------------------------
Industrial Products                                         Other Securities                                 366,459          0.1
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                             Other Securities                               3,008,617          0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                       Other Securities                               7,207,342          1.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                    36,800      Aspen Insurance Holdings Ltd.                  1,032,976          0.2
                                                27,715      Ohio Casualty Corp.                            1,200,337          0.2
                                                            Other Securities                              10,784,738          1.5
                                                                                                         ---------------------------
                                                                                                          13,018,051          1.9
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                 46,546      Apollo Investment Corp.                        1,001,677          0.1
                                                            Other Securities                               4,514,143          0.7
                                                                                                         ---------------------------
                                                                                                           5,515,820          0.8
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                                Other Securities                                 813,360          0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                                Other Securities                               3,595,489          0.5
------------------------------------------------------------------------------------------------------------------------------------
Machine Tools                                               Other Securities                                  74,970          0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                     Other Securities                                 551,355          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                     Other Securities                                 473,282          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                          Other Securities                                 779,935          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                          Other Securities                                 732,487          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                             Other Securities                               4,380,590          0.6
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                             40,143      Hanover Compressor Co.                           957,411          0.1
------------------------------------------------------------------------------------------------------------------------------------
Equipment & Services                                        Other Securities                               8,994,420          1.3
                                                                                                         ---------------------------
                                                                                                           9,951,831          1.4
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                            15,600      Bucyrus International, Inc.                    1,104,168          0.2
                                                            Other Securities                                 818,758          0.1
                                                                                                         ---------------------------
                                                                                                           1,922,926          0.3
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                        Other Securities                                 532,733          0.1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                               Other Securities                                 486,868          0.1
------------------------------------------------------------------------------------------------------------------------------------


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            19

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                   Value         Net Assets
====================================================================================================================================
Medical & Dental                                19,240      Inverness Medical Innovations, Inc. (a)      $   981,625          0.1%
Instruments & Supplies                          21,000      Kyphon, Inc. (a)                               1,011,150          0.2
                                                13,860      Ventana Medical Systems, Inc. (a)              1,070,962          0.2
                                                            Other Securities                              15,639,512          2.2
                                                                                                         ---------------------------
                                                                                                          18,703,249          2.7
------------------------------------------------------------------------------------------------------------------------------------
Medical Services                                            Other Securities                               1,946,975          0.3
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                           Other Securities                               6,715,498          1.0
------------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                             Other Securities                               4,320,988          0.6
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing                           Other Securities                                  84,500          0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                                    Other Securities                                 151,116          0.0
Consumer Discretionary
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                              Other Securities                                 270,940          0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care                                   Other Securities                                  30,429          0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                       Other Securities                               1,391,648          0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                        Other Securities                               1,908,381          0.3
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                             Other Securities                                 421,134          0.1
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                    Other Securities                                 885,031          0.1
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                      Other Securities                               2,708,379          0.4
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                       Other Securities                               1,991,458          0.3
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                           Other Securities                               1,244,583          0.2
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                            70,062      PetroHawk Energy Corp. (a)                     1,111,183          0.2
                                                            Other Securities                              13,462,900          1.9
                                                                                                         ---------------------------
                                                                                                          14,574,083          2.1
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                    Other Securities                                 747,002          0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                               Other Securities                                 124,131          0.0
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                           Other Securities                               1,369,136          0.2
------------------------------------------------------------------------------------------------------------------------------------
Paper                                                       Other Securities                               2,839,977          0.4
------------------------------------------------------------------------------------------------------------------------------------
Photography                                                 Other Securities                                 111,200          0.0
------------------------------------------------------------------------------------------------------------------------------------
Plastics                                                    Other Securities                                 516,616          0.1
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                           Other Securities                               1,123,980          0.2
Services
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                                Other Securities                                 649,280          0.1
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                                 Other Securities                               1,649,408          0.2
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                             Other Securities                               7,575,909          1.1
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                                   Other Securities                               1,853,298          0.3
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                      Other Securities                               1,991,706          0.3
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                     Other Securities                               3,405,506          0.5
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                          Other Securities                               1,352,623          0.2
------------------------------------------------------------------------------------------------------------------------------------
Railroads                                       16,081      Florida East Coast Industries, Inc. (e)        1,334,401          0.2
                                                            Other Securities                                 443,870          0.1
                                                                                                         ---------------------------
                                                                                                           1,778,271          0.3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                 Other Securities                               1,273,429          0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)           12,776      Alexandria Real Estate Equities, Inc.          1,236,972          0.2
                                                25,400      Anthracite Capital, Inc. (c)(g)                  297,180          0.0
                                                38,559      Nationwide Health Properties, Inc.             1,048,805          0.1
                                                18,986      Post Properties, Inc.                            989,740          0.1
                                                43,900      Realty Income Corp.                            1,105,841          0.2
                                                            Other Securities                              37,007,151          5.3
                                                                                                         ---------------------------
                                                                                                          41,685,689          5.9
------------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                               Other Securities                               1,793,180          0.3
------------------------------------------------------------------------------------------------------------------------------------


20           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                   Value         Net Assets
====================================================================================================================================
Rental & Leasing Services: Commercial                       Other Securities                             $ 1,000,893          0.1%
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                         Other Securities                               2,303,921          0.3
------------------------------------------------------------------------------------------------------------------------------------
Restaurants                                     13,500      Chipotle Mexican Grill, Inc. Class B (a)       1,061,505          0.2
                                                13,568      Jack in the Box, Inc. (a)                        962,514          0.1
                                                            Other Securities                               9,815,916          1.4
                                                                                                         ---------------------------
                                                                                                          11,839,935          1.7
------------------------------------------------------------------------------------------------------------------------------------
Retail                                          22,500      Men's Wearhouse, Inc.                          1,149,075          0.2
                                                15,916      Priceline.com, Inc. (a)                        1,094,066          0.1
                                                            Other Securities                              22,676,226          3.2
                                                                                                         ---------------------------
                                                                                                          24,919,367          3.5
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                              Other Securities                              10,314,810          1.5
------------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                            Other Securities                               1,090,068          0.2
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                             Other Securities                               3,370,260          0.5
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                                        Other Securities                              23,583,914          3.4
------------------------------------------------------------------------------------------------------------------------------------
Shipping                                                    Other Securities                               4,563,432          0.6
------------------------------------------------------------------------------------------------------------------------------------
Shoes                                                       Other Securities                               4,314,822          0.6
------------------------------------------------------------------------------------------------------------------------------------
Steel                                                       Other Securities                               1,784,447          0.3
------------------------------------------------------------------------------------------------------------------------------------
Sugar                                                       Other Securities                                 157,029          0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    67,600      Andrew Corp. (a)                                 976,144          0.1
                                                20,361      Belden, Inc.                                   1,126,981          0.2
                                                39,900      Polycom, Inc. (a)                              1,340,640          0.2
                                                            Other Securities                               3,394,688          0.5
                                                                                                         ---------------------------
                                                                                                           6,838,453          1.0
------------------------------------------------------------------------------------------------------------------------------------
Textile Products                                            Other Securities                                 494,528          0.1
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                              Other Securities                               5,342,752          0.8
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                              Other Securities                               1,072,121          0.2
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                     Other Securities                               1,714,973          0.2
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                        Other Securities                               1,055,135          0.2
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                                Other Securities                               1,573,041          0.2
------------------------------------------------------------------------------------------------------------------------------------
Truckers                                                    Other Securities                               2,894,702          0.4
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                                 Other Securities                                 289,731          0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                                       Other Securities                               9,458,219          1.3
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                                 Other Securities                               5,405,760          0.8
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                    Other Securities                                 636,404          0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                   62,900      Time Warner Telecom, Inc. Class A (a)          1,264,290          0.2
                                                            Other Securities                               7,515,229          1.0
                                                                                                         ---------------------------
                                                                                                           8,779,519          1.2
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                            Other Securities                               1,117,476          0.2
------------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                             Other Securities                                 534,013          0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                                 Other Securities                               2,132,963          0.3
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost -- $505,540,295)                       629,324,552         89.5
====================================================================================================================================

                                                            Exchange-Traded Funds
====================================================================================================================================
                                               169,590      iShares Russell 2000 Index Fund (e)           14,065,795          2.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Exchange-Traded Funds
                                                            (Cost -- $12,334,264)                         14,065,795          2.0
====================================================================================================================================


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            21

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Mutual Funds                                    Value         Net Assets
====================================================================================================================================
Investment Management Companies                             Other Securities                            $    839,367          0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds
                                                            (Cost -- $834,885)                               839,367          0.1
====================================================================================================================================

                                                            Other Interests (b)
====================================================================================================================================
Oil: Crude Producers                                        Other Securities                                       0          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Other Interests
                                                            (Cost -- $0)                                           0          0.0
====================================================================================================================================

                                            Beneficial
                                              Interest      Short-Term Securities
====================================================================================================================================
                                           $58,707,799      BlackRock Liquidity Series, LLC
                                                            Cash Sweep Series I, 5.33% (c)(f)             58,707,799          8.3
                                            79,242,375      BlackRock Liquidity Series, LLC
                                                            Money Market Series, 5.33% (c)(d)(f)          79,242,375         11.3
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost -- $137,950,174)                       137,950,174         19.6
====================================================================================================================================
Total Investments (Cost -- $656,659,618*)                                                                782,179,888        111.2%

Liabilities in Excess of Other Assets                                                                    (79,137,700)       (11.2)
                                                                                                        ----------------------------
Net Assets                                                                                              $703,042,188        100.0%
                                                                                                        ============================

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................     $ 661,793,190
                                                                 =============
      Gross unrealized appreciation ........................     $ 139,737,560
      Gross unrealized depreciation ........................       (19,350,862)
                                                                 -------------
      Net unrealized appreciation ..........................     $ 120,386,698
                                                                 =============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Interest/
                                                                     Purchase              Sale            Realized       Dividend
      Affiliate                                                        Cost                Cost              Gain          Income
      ------------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                      --         $50,105,151**          --        $ 1,633,563
      BlackRock Liquidity Series, LLC Money Market Series           $45,075,895*                 --            --        $   372,569
      Anthracite Capital, Inc.                                      $    44,389         $     6,196          $119        $    14,058
      ------------------------------------------------------------------------------------------------------------------------------
      *     Represents net purchase cost.
      **    Represents net sale cost.

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Represents the current yield as of June 30, 2007.
(g)   Security held as collateral in connection with open future contracts.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o "Other Securities" represents issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion thereof, in this category are either held as collateral in connection with open financial futures contracts or are out on loan.

o Financial futures contracts purchased as of June 30, 2007, were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration        Face          Unrealized
      Contracts       Issue             Date           Value        Depreciation
      --------------------------------------------------------------------------
         141       Russell 2000      September
                   Index                2007        $59,797,945      $(429,895)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


22           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Statement of Assets and Liabilities                Master Small Cap Index Series

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
              (including securities loaned of $75,927,045) (identified cost -- $518,414,835) ....                     $ 643,932,534
            Investments in affiliated securities, at value (identified cost -- $138,244,783) ....                       138,247,354
            Cash ................................................................................                            28,466
            Receivables:
                Securities sold .................................................................    $   1,594,408
                Contributions ...................................................................        1,250,872
                Dividends .......................................................................          883,157
                Securities lending ..............................................................          139,034        3,867,471
                                                                                                     -------------
            Prepaid expenses and other assets ...................................................                           765,788
                                                                                                                      -------------
            Total assets ........................................................................                       786,841,613
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value ...........................................                        79,242,375
            Payables:
                Withdrawals .....................................................................        1,973,651
                Securities purchased ............................................................        1,504,012
                Variation margin ................................................................          221,009
                Investment adviser ..............................................................            5,626
                Other affiliates ................................................................            5,600        3,709,898
                                                                                                     -------------
            Accrued expenses ....................................................................                           847,152
                                                                                                                      -------------
            Total liabilities ...................................................................                        83,799,425
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets ..........................................................................                     $ 703,042,188
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital ..................................................................                     $ 577,951,813
            Unrealized appreciation -- net ......................................................                       125,090,375
                                                                                                                      -------------
            Net assets ..........................................................................                     $ 703,042,188
                                                                                                                      =============

      See Notes to Financial Statements.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            23

Statement of Operations                            Master Small Cap Index Series

For the Six Months Ended June 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $1,164 foreign withholding tax and $14,058 from affiliates) .......                     $   3,010,692
            Interest from affiliates ............................................................                         1,633,563
            Securities lending -- net ...........................................................                           372,569
                                                                                                                      -------------
            Total income ........................................................................                         5,016,824
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Accounting services .................................................................    $      54,034
            Professional fees ...................................................................           49,046
            Investment advisory fees ............................................................           30,658
            Custodian fees ......................................................................           28,730
            Trustees' fees and expenses .........................................................            2,311
            Printing and shareholder reports ....................................................              384
            Pricing fees ........................................................................               60
            Other ...............................................................................            4,429
                                                                                                     -------------
            Total expenses ......................................................................                           169,652
                                                                                                                      -------------
            Investment income -- net ............................................................                         4,847,172
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                Investments -- net (including $119 gain from affiliates) ........................       15,757,308
                Financial futures contracts -- net ..............................................        2,579,173       18,336,481
                                                                                                     -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net ..............................................................       16,804,556
                Financial futures contracts -- net ..............................................          100,348       16,904,904
                                                                                                     ------------------------------
            Total realized and unrealized gain -- net ...........................................                        35,241,385
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ................................                     $  40,088,557
                                                                                                                      =============

      See Notes to Financial Statements.


24           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                      For the Six
                                                                                                     Months Ended       For the
                                                                                                       June 30,        Year Ended
                                                                                                         2007         December 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)         2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................    $   4,847,172    $   7,477,587
            Realized gain -- net ................................................................       18,336,481       25,599,413
            Change in unrealized appreciation/depreciation -- net ...............................       16,904,904       31,237,076
                                                                                                     ------------------------------
            Net increase in net assets resulting from operations ................................       40,088,557       64,314,076
                                                                                                     ------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions .........................................................      329,087,687      555,696,889
            Fair value of withdrawals ...........................................................     (227,506,633)    (428,783,737)
                                                                                                     ------------------------------
            Net increase in net assets derived from capital transactions ........................      101,581,054      126,913,152
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ........................................................      141,669,611      191,227,228
            Beginning of period .................................................................      561,372,577      370,145,349
                                                                                                     ------------------------------
            End of period .......................................................................    $ 703,042,188    $ 561,372,577
                                                                                                     ==============================

      See Notes to Financial Statements.


Financial Highlights                               Master Small Cap Index Series

                                                        For the Six
                                                       Months Ended
The following per share data and ratios                  June 30,                    For the Year Ended December 31,
have been derived from information                         2007       ------------------------------------------------------------
provided in the financial statements.                  (Unaudited)      2006         2005         2004         2003         2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Total investment return ..................       6.69%+      18.13%        4.63%       18.15%       47.11%      (20.19%)
                                                         =========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of reimbursement ...........        .06%*        .07%         .07%         .08%         .09%         .08%
                                                         =========================================================================
            Expenses .................................        .06%*        .07%         .08%         .08%         .10%         .14%
                                                         =========================================================================
            Investment income -- net .................       1.58%*       1.55%        1.17%        1.11%        1.13%        1.26%
                                                         =========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .   $703,042     $561,373     $370,145     $365,661     $335,659     $181,915
                                                         =========================================================================
            Portfolio turnover .......................         18%          40%          37%          38%          29%          39%
                                                         =========================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            25

Notes to Financial Statements (Unaudited)          Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision by the Board of Directors of the Master LLC. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors of the Master LLC or by BlackRock Advisors, LLC ("the Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors of the Master LLC.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


26           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

Notes to Financial Statements (continued)          Master Small Cap Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements -- Effective June 29, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's tax returns remains open for the years ended December 31, 2003, through December 31, 2006.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            27

Notes to Financial Statements (concluded)          Master Small Cap Index Series

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee of an annual rate that is a percentage of the management fee paid by the Series to the Manager.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly owned subsidiary of Merrill Lynch, is the Series' custodian. Effective July 17, 2007, State Street Bank & Trust Co. became the Series' custodian.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2007, the Series lent securities with a value of $88,142 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended June 30, 2007, BIM received $118,728 in securities lending agent fees.

For the six months ended June 30, 2007, the Series reimbursed the Manager $5,829 for certain accounting services.

Certain officers and/or trustees of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including in-kind redemptions) of investments, excluding short-term securities, for the six months ended June 30, 2007 were $258,417,198 and $98,031,953, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders which expires November 2007. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.


28           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            29

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.

+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


           BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2007            31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Index Funds, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BlackRock

                                                                   #Index 3-6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Attached Hereto

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007 (unaudited)

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.5%                       17,900   Catalina Marketing Corp.                             $     563,850
                                                   8,000   DG FastChannel, Inc. (a)                                   163,040
                                                  13,100   Greenfield Online, Inc. (a)                                208,421
                                                  14,500   inVentiv Health, Inc. (a)                                  530,845
                                                  12,200   Marchex, Inc. Class B                                      199,104
                                                  18,270   National CineMedia, Inc. (a)                               511,743
                                                  20,800   Valassis Communications, Inc. (a)                          357,552
                                                  43,380   ValueClick, Inc. (a)                                     1,277,975
                                                                                                                -------------
                                                                                                                    3,812,530
-----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                                   3,000   AeroVironment, Inc. (a)                                     61,830
                                                   6,000   Argon ST, Inc. (a)                                         139,260
                                                  18,268   Curtiss-Wright Corp.                                       851,471
                                                  11,126   Heico Corp. (e)                                            468,182
                                                   7,700   Ladish Co., Inc. (a)                                       331,100
                                                   3,500   MTC Technologies, Inc. (a)                                  85,960
                                                  16,513   Moog, Inc. Class A (a)                                     728,388
                                                  25,835   Orbital Sciences Corp. (a)                                 542,793
                                                  16,634   Teledyne Technologies, Inc. (a)                            764,332
                                                   3,600   TransDigm Group, Inc. (a)                                  145,656
                                                   4,600   United Industrial Corp.                                    275,908
                                                                                                                -------------
                                                                                                                    4,394,880
-----------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%             1,200   Alico, Inc.                                                 73,188
                                                   7,500   The Andersons, Inc. (e)                                    339,975
                                                   2,900   Cadiz, Inc. (a)                                             65,163
                                                                                                                -------------
                                                                                                                      478,326
-----------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                              17,968   AAR Corp. (a)                                              593,124
                                                  23,100   ABX Air, Inc. (a)                                          186,186
                                                  39,820   AirTran Holdings, Inc. (a)                                 434,834
                                                  17,098   Alaska Air Group, Inc. (a)                                 476,350
                                                   1,000   Allegiant Travel Co. (a)                                    30,740
                                                   6,900   Atlas Air Worldwide Holdings, Inc. (a)                     406,686
                                                  10,085   Bristow Group, Inc. (a)                                    499,712
                                                  14,095   EGL, Inc. (a)                                              655,136
                                                  15,600   ExpressJet Holdings, Inc. (a)                               93,288
                                                  77,700   JetBlue Airways Corp. (a)(e)                               912,975
                                                   7,900   Midwest Air Group, Inc. (a)                                118,658
                                                   8,200   PHI, Inc. (a)                                              244,278
                                                  11,200   Pinnacle Airlines Corp. (a)                                210,000
                                                  14,400   Republic Airways Holdings, Inc. (a)                        293,040
                                                  28,100   SkyWest, Inc.                                              669,623
                                                                                                                -------------
                                                                                                                    5,824,630
-----------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                   11,002   Century Aluminum Co. (a)                                   601,039
                                                   6,100   Kaiser Aluminum Corp.                                      444,568
                                                                                                                -------------
                                                                                                                    1,045,607
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                    9,543   Aftermarket Technology Corp. (a)                           283,236
                                                   7,350   Commercial Vehicle Group, Inc. (a)                         136,930
                                                   7,100   Keystone Automotive Industries, Inc. (a)                   293,727
                                                   3,800   Standard Motor Products, Inc.                               57,114
                                                  12,999   Superior Industries International, Inc.                    282,858
                                                                                                                -------------
                                                                                                                    1,053,865
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.6%             19,400   American Axle & Manufacturing Holdings, Inc.               574,628
                                                  12,300   Amerigon Inc. (a)                                          220,785
                                                  31,000   ArvinMeritor, Inc.                                         688,200
                                                  44,200   Hayes Lemmerz International, Inc. (a)                      236,470

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  33,380   Lear Corp. (a)                                       $   1,188,662
                                                   7,300   Noble International Ltd.                                   149,212
                                                   2,873   Sauer-Danfoss, Inc.                                         85,500
                                                   2,500   Stoneridge, Inc. (a)                                        30,850
                                                  20,100   Tenneco, Inc. (a)                                          704,304
                                                  56,400   Visteon Corp. (a)                                          456,840
                                                                                                                -------------
                                                                                                                    4,335,451
-----------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                        7,700   Accuride Corp. (a)                                         118,657
                                                  28,500   Force Protection, Inc. (a)                                 588,240
                                                   4,000   Miller Industries, Inc. (a)                                100,400
                                                  13,394   Modine Manufacturing Co.                                   302,704
                                                  12,300   Spartan Motors, Inc.                                       209,346
                                                  13,245   Wabash National Corp.                                      193,774
                                                                                                                -------------
                                                                                                                    1,513,121
-----------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                       12,900   Signature Bank (a)                                         439,890
-----------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 5.1%                3,784   1st Source Corp.                                            94,297
                                                     480   Abington Bancorp, Inc.                                       4,584
                                                   7,021   Alabama National Bancorp.                                  434,179
                                                  11,718   Amcore Financial, Inc.                                     339,705
                                                   7,450   AmericanWest Bancorp                                       135,814
                                                   5,900   Ameris Bancorp                                             132,573
                                                   2,190   Bancfirst Corp.                                             93,776
                                                   8,800   Banco Latinoamericano de Exportaciones, SA 'E'             165,440
                                                   7,515   The Bancorp, Inc. (a)                                      168,035
                                                   5,200   Bank of the Ozarks, Inc.                                   144,924
                                                  10,100   BankFinancial Corp.                                        156,045
                                                   7,013   Banner Corp.                                               238,863
                                                  17,333   Boston Private Financial Holdings, Inc.                    465,738
                                                  26,365   CVB Financial Corp.                                        293,179
                                                   4,021   Capital City Bank Group, Inc. (e)                          126,018
                                                   4,100   Capital Corp. of the West                                   98,236
                                                   6,000   Capitol Bancorp Ltd.                                       163,980
                                                  11,925   Cascade Bancorp (e)                                        275,825
                                                  22,244   Cathay General Bancorp                                     746,064
                                                  24,000   Centennial Bank Holdings, Inc. (a)                         203,280
                                                   5,700   Center Financial Corp.                                      96,444
                                                  12,248   Central Pacific Financial Corp.                            404,306
                                                  10,748   Chemical Financial Corp.                                   278,051
                                                  19,982   Chittenden Corp.                                           698,371
                                                  36,387   Citizens Banking Corp.                                     665,882
                                                   9,193   City Holding Co.                                           352,368
                                                   5,898   CityBank                                                   185,846
                                                   1,700   Clifton Savings Bancorp, Inc.                               18,428
                                                   8,026   CoBiz Financial, Inc.                                      145,431
                                                   7,141   Columbia Banking System, Inc.                              208,874
                                                   4,800   Community Bancorp (a)                                      134,304
                                                  11,800   Community Bank System, Inc.                                236,236
                                                   8,699   Community Banks, Inc.                                      280,282
                                                   6,723   Community Trust Bancorp, Inc.                              217,153
                                                  16,904   Corus Bankshares, Inc. (e)                                 291,763
                                                   2,000   Enterprise Financial Services Corp.                         49,720
                                                  35,300   First BanCorp                                              387,947
                                                   4,136   First Bancorp                                               77,467
                                                   4,514   First Busey Corp.                                           90,235

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  13,123   First Charter Corp.                                  $     255,505
                                                  32,240   First Commonwealth Financial Corp. (e)                     352,061
                                                  11,311   First Community Bancorp, Inc.                              647,102
                                                   3,094   First Community Bancshares, Inc.                            96,502
                                                  14,387   First Financial Bancorp                                    215,661
                                                   7,953   First Financial Bankshares, Inc.                           308,656
                                                   5,744   First Financial Corp.                                      168,644
                                                   5,846   First Merchants Corp.                                      140,479
                                                  23,500   First Midwest Bancorp, Inc.                                834,485
                                                   3,600   First Regional Bancorp (a)                                  91,584
                                                   1,700   First South Bancorp, Inc. (e)                               45,730
                                                  11,500   First State Bancorp.                                       244,835
                                                  38,200   FirstMerit Corp.                                           799,526
                                                  14,300   Franklin Bank Corp. (a)                                    213,070
                                                  15,966   Frontier Financial Corp.                                   359,714
                                                  21,164   Glacier Bancorp, Inc.                                      430,687
                                                  24,700   Greater Bay Bancorp                                        687,648
                                                   2,800   Greene County Bancshares, Inc.                              87,528
                                                  11,654   Hancock Holding Co.                                        437,608
                                                  17,704   Hanmi Financial Corp.                                      302,030
                                                  12,636   Harleysville National Corp.                                203,692
                                                   4,300   Heartland Financial USA, Inc.                              104,490
                                                   4,700   Heritage Commerce Corp.                                    111,296
                                                   2,300   Home Bancshares, Inc.                                       51,865
                                                   8,145   Independent Bank Corp./MA                                  240,603
                                                  13,645   Independent Bank Corp./MI                                  234,830
                                                  10,774   Integra Bank Corp.                                         231,318
                                                  21,210   International Bancshares Corp.                             543,400
                                                  20,000   Investors Bancorp, Inc. (a)                                268,600
                                                  10,148   Irwin Financial Corp.                                      151,916
                                                   4,196   Lakeland Bancorp, Inc.                                      55,807
                                                   4,000   Lakeland Financial Corp.                                    85,080
                                                  13,983   MB Financial, Inc.                                         485,769
                                                   6,727   Macatawa Bank Corp.                                        107,027
                                                   5,419   MainSource Financial Group, Inc.                            90,985
                                                   8,480   Midwest Banc Holdings, Inc.                                122,960
                                                  12,913   NBT Bancorp, Inc.                                          291,317
                                                   9,700   Nara Bancorp, Inc.                                         154,521
                                                  18,590   National Penn Bancshares, Inc.                             310,081
                                                  32,795   Old National Bancorp                                       544,725
                                                   5,722   Old Second Bancorp, Inc.                                   166,854
                                                   3,541   Omega Financial Corp.                                       95,217
                                                  14,818   Oriental Financial Group                                   161,664
                                                  21,062   Pacific Capital Bancorp                                    568,253
                                                   4,715   Park National Corp.                                        399,785
                                                   4,110   Peoples Bancorp, Inc.                                      111,258
                                                   6,800   Pinnacle Financial Partners, Inc. (a)                      199,648
                                                   8,200   Piper Jaffray Cos. (a)                                     456,986
                                                   4,050   Preferred Bank                                             162,000
                                                   9,796   PrivateBancorp, Inc.                                       282,125
                                                  15,400   Prosperity Bancshares, Inc.                                504,504
                                                  16,024   Provident Bankshares Corp.                                 525,267
                                                   4,898   Renasant Corp.                                             111,381
                                                   2,954   Republic Bancorp, Inc. Class A                              49,007

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   1,333   Royal Bancshares of Pennsylvania Class A             $      26,273
                                                   9,963   S&T Bancorp, Inc.                                          327,783
                                                   2,463   SCBT Financial Corp.                                        89,653
                                                  16,200   SVB Financial Group (a)                                    860,382
                                                   3,030   SY Bancorp, Inc.                                            71,993
                                                   7,314   Sandy Spring Bancorp, Inc.                                 229,952
                                                   1,403   Santander BanCorp                                           20,849
                                                   8,958   Seacoast Banking Corp. of Florida (e)                      194,837
                                                   6,700   Security Bank Corp.                                        134,670
                                                     900   Sierra Bancorp                                              25,380
                                                   4,600   Simmons First National Corp. Class A                       126,914
                                                  30,100   The South Financial Group, Inc.                            681,464
                                                   4,680   Southside Bancshares, Inc.                                 101,650
                                                   8,900   Southwest Bancorp, Inc.                                    213,956
                                                  36,814   Sterling Bancshares, Inc.                                  416,366
                                                  16,002   Sterling Financial Corp.                                   168,341
                                                   4,400   Suffolk Bancorp                                            140,448
                                                   5,270   Sun Bancorp, Inc. (a)                                       88,905
                                                  15,100   Superior Bancorp (a)                                       154,473
                                                  23,916   Susquehanna Bancshares, Inc.                               535,001
                                                   2,500   Taylor Capital Group, Inc.                                  68,825
                                                  13,261   Texas Capital Bancshares, Inc. (a)                         296,383
                                                   2,840   Tompkins Trustco, Inc.                                     106,216
                                                   3,878   Trico Bancshares                                            86,712
                                                  39,361   TrustCo Bank Corp. NY                                      388,887
                                                  23,927   Trustmark Corp.                                            618,752
                                                  47,100   UCBH Holdings, Inc.                                        860,517
                                                  14,052   UMB Financial Corp.                                        518,097
                                                   3,896   USB Holding Co., Inc.                                       74,258
                                                  27,880   Umpqua Holdings Corp.                                      655,459
                                                   4,500   Union Bankshares Corp.                                     104,400
                                                  17,700   United Bankshares, Inc.                                    562,860
                                                  16,000   United Community Banks, Inc.                               414,240
                                                   1,300   United Security Bancshares                                  26,494
                                                   2,750   Univest Corp. of Pennsylvania                               61,930
                                                   7,554   Virginia Commerce Bancorp (a)                              127,738
                                                   5,000   Washington Trust Bancorp, Inc.                             126,050
                                                       1   Wells Fargo & Co.                                               19
                                                  10,863   WesBanco, Inc.                                             320,459
                                                   5,000   West Coast Bancorp                                         151,950
                                                  14,583   Westamerica Bancorp.                                       645,152
                                                   5,000   Western Alliance Bancorp (a)                               149,250
                                                   7,300   Wilshire Bancorp, Inc.                                      88,914
                                                  12,000   Wintrust Financial Corp.                                   526,200
                                                   3,500   Yardville National Bancorp                                 119,525
                                                                                                                -------------
                                                                                                                   35,911,526
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                5,600   Boston Beer Co., Inc. Class A (a)                          220,360
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                       1,287   Coca-Cola Bottling Co. Consolidated                         64,736
                                                   1,610   Farmer Bros. Co.                                            36,434
                                                   3,200   Green Mountain Coffee Roasters, Inc. (a)                   251,968
                                                  12,900   Jones Soda Co. (a)(e)                                      180,858
                                                   3,108   National Beverage Corp. (a)                                 35,773
                                                   8,600   Peet's Coffee & Tea, Inc. (a)                              211,818
                                                                                                                -------------
                                                                                                                      781,587
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                          16,500   Acadia Pharmaceuticals, Inc. (a)                     $     225,555
Production - 2.3%                                  7,000   Acorda Therapeutics, Inc. (a)                              119,420
                                                   5,400   Advanced Magnetics, Inc. (a)                               314,064
                                                  11,287   Albany Molecular Research, Inc. (a)                        167,612
                                                  16,980   Alexion Pharmaceuticals, Inc. (a)                          765,119
                                                  26,900   Allos Therapeutics, Inc. (a)                               118,898
                                                  14,900   Alnylam Pharmaceuticals, Inc. (a)(e)                       226,331
                                                   5,600   Altus Pharmaceuticals, Inc. (a)                             64,624
                                                  17,300   American Oriental Bioengineering, Inc. (a)(e)              153,970
                                                  31,600   Applera Corp. - Celera Genomics Group (a)(h)               391,840
                                                  30,700   Arena Pharmaceuticals, Inc. (a)                            337,393
                                                  38,419   Ariad Pharmaceuticals, Inc. (a)(e)                         210,920
                                                   8,600   Arqule, Inc. (a)                                            60,630
                                                  20,400   Array Biopharma, Inc. (a)                                  238,068
                                                  13,220   ArthroCare Corp. (a)                                       580,490
                                                  16,800   Bioenvision, Inc. (a)(e)                                    97,104
                                                   9,300   Bionovo, Inc. (a)                                           35,898
                                                  34,924   Cell Genesys, Inc. (a)(e)                                  116,995
                                                  26,367   Cubist Pharmaceuticals, Inc. (a)                           519,694
                                                  17,200   Cypress Bioscience, Inc. (a)                               227,556
                                                  10,000   Cytokinetics, Inc. (a)                                      56,500
                                                   9,024   Digene Corp. (a)(e)                                        541,891
                                                  24,600   Discovery Laboratories, Inc. (a)                            69,618
                                                  38,096   Encysive Pharmaceuticals, Inc. (a)(e)                       67,811
                                                  26,300   Enzon Pharmaceuticals, Inc. (a)                            206,455
                                                  39,218   Exelixis, Inc. (a)(e)                                      474,538
                                                  45,900   GenVec, Inc. (a)                                           107,865
                                                   3,900   Genomic Health, Inc. (a)(e)                                 73,320
                                                  31,629   Geron Corp. (a)(e)                                         222,668
                                                  24,100   Halozyme Therapeutics, Inc. (a)                            222,443
                                                  63,700   Human Genome Sciences, Inc. (a)                            568,204
                                                   6,800   Idenix Pharmaceuticals, Inc. (a)                            40,120
                                                  16,200   Immunomedics, Inc. (a)                                      67,230
                                                  36,524   Incyte Corp. (a)                                           219,144
                                                   9,200   Integra LifeSciences Holdings Corp. (a)(e)                 454,664
                                                  13,214   InterMune, Inc. (a)(e)                                     342,771
                                                   6,600   Kendle International, Inc. (a)                             242,682
                                                   6,200   Kensey Nash Corp. (a)                                      166,222
                                                  16,800   Keryx Biopharmaceuticals, Inc. (a)                         164,136
                                                  11,600   Kosan Biosciences, Inc. (a)                                 60,552
                                                  14,850   MannKind Corp. (a)(e)                                      183,101
                                                  16,300   Martek Biosciences Corp. (a)(e)                            423,311
                                                   9,901   Maxygen, Inc. (a)                                           84,852
                                                  12,000   Medivation, Inc. (a)                                       245,160
                                                   4,200   Metabolix, Inc. (a)                                        105,126
                                                   9,800   Momenta Pharmaceuticals, Inc. (a)(e)                        98,784
                                                  18,700   Myriad Genetics, Inc. (a)                                  695,453
                                                  26,354   Nabi Biopharmaceuticals (a)                                121,228
                                                  11,100   Nastech Pharmaceutical Co., Inc. (a)(e)                    121,101
                                                  19,800   Neurocrine Biosciences, Inc. (a)(e)                        222,354
                                                   8,200   Neurogen Corp. (a)                                          54,448
                                                   7,200   Novacea, Inc. (a)                                           68,040
                                                  26,900   OSI Pharmaceuticals, Inc. (a)                              974,049
                                                   4,700   Omrix Biopharmaceuticals, Inc. (a)                         147,862

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                     400   Orexigen Therapeutics, Inc. (a)                      $       6,008
                                                   3,400   Osiris Therapeutics, Inc. (a)(e)                            45,934
                                                   8,600   PRA International, Inc. (a)                                217,580
                                                   9,550   PharmaNet Development Group, Inc. (a)                      304,454
                                                  17,000   Poniard Pharmaceuticals, Inc. (a)                          115,600
                                                  11,300   Progenics Pharmaceuticals, Inc. (a)                        243,741
                                                  12,100   Protalix BioTherapeutics, Inc. (a)                         326,579
                                                  17,500   Regeneration Technologies, Inc. (a)                        196,875
                                                   8,370   Rigel Pharmaceuticals, Inc. (a)                             74,577
                                                  23,128   Savient Pharmaceuticals, Inc. (a)                          287,250
                                                  13,900   Seattle Genetics, Inc. (a)                                 136,359
                                                  10,845   Tanox, Inc. (a)                                            210,501
                                                  23,032   Telik, Inc. (a)                                             77,848
                                                   7,100   Tercica, Inc. (a)                                           36,210
                                                  13,900   Vanda Pharmaceuticals, Inc. (a)                            281,614
                                                  15,078   Verenium Corp. (a)                                          76,445
                                                  29,700   ViroPharma, Inc. (a)                                       409,860
                                                  45,000   XOMA Ltd. (a)                                              136,800
                                                  14,100   ZymoGenetics, Inc. (a)                                     206,001
                                                                                                                -------------
                                                                                                                   16,276,120
-----------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                           14,800   US Concrete, Inc. (a)                                      128,612
-----------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                2,100   Aaon, Inc.                                                  66,885
                                                  10,800   Interline Brands, Inc. (a)                                 281,664
                                                                                                                -------------
                                                                                                                      348,549
-----------------------------------------------------------------------------------------------------------------------------
Building: Materials - 0.5%                         4,800   Ameron International Corp.                                 432,912
                                                   3,200   BlueLinx Holdings, Inc.                                     33,568
                                                  12,800   Building Material Holding Corp.                            181,632
                                                  12,012   LSI Industries, Inc.                                       215,015
                                                  10,068   NCI Building Systems, Inc. (a)                             496,654
                                                   1,300   PGT, Inc. (a)                                               14,209
                                                  14,932   Simpson Manufacturing Co., Inc.                            503,806
                                                  11,805   Texas Industries, Inc.                                     925,630
                                                   5,209   Trex Co., Inc. (a)                                         102,253
                                                   9,865   Watsco, Inc.                                               536,656
                                                   9,500   Zoltek Cos., Inc. (a)                                      394,535
                                                                                                                -------------
                                                                                                                    3,836,870
-----------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                     5,000   Builders FirstSource, Inc. (a)                              80,300
                                                  17,800   Comfort Systems USA, Inc.                                  252,404
                                                   6,700   Drew Industries, Inc. (a)                                  222,038
                                                  13,800   Goodman Global, Inc. (a)                                   306,636
                                                  15,847   Griffon Corp. (a)                                          345,148
                                                                                                                -------------
                                                                                                                    1,206,526
-----------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%              22,250   Beacon Roofing Supply, Inc. (a)(e)                         378,027
-----------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                 177,900   Charter Communications, Inc. Class A (a)(e)                720,495
                                                   6,998   Crown Media Holdings, Inc. Class A (a)(e)                   50,386
                                                  44,094   TiVo, Inc. (a)                                             255,304
                                                                                                                -------------
                                                                                                                    1,026,185
-----------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                         11,000   Ameristar Casinos, Inc.                                    382,140
                                                  23,200   Bally Technologies, Inc. (a)                               612,944
                                                   2,832   Churchill Downs, Inc.                                      148,340
                                                   6,705   Dover Downs Gaming & Entertainment, Inc.                   100,642
                                                   6,875   Isle of Capri Casinos, Inc. (a)(e)                         164,725
                                                  11,500   Lakes Entertainment, Inc. (a)(e)                           135,815
                                                  11,300   MTR Gaming Group, Inc. (a)                                 174,020

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  17,474   Magna Entertainment Corp. Class A (a)                $      51,024
                                                   5,200   Monarch Casino & Resort, Inc. (a)                          139,620
                                                  14,300   Multimedia Games, Inc. (a)(e)                              182,468
                                                  25,894   Pinnacle Entertainment, Inc. (a)                           728,916
                                                   3,500   Riviera Holdings Corp. (a)                                 127,225
                                                  17,800   Shuffle Master, Inc. (a)                                   295,480
                                                  16,500   Trump Entertainment Resorts, Inc. (a)                      207,075
                                                  16,618   WMS Industries, Inc. (a)                                   479,595
                                                                                                                -------------
                                                                                                                    3,930,029
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                   5,433   American Vanguard Corp. (e)                                 77,800
                                                   9,156   Arch Chemicals, Inc.                                       321,742
                                                   5,800   Balchem Corp.                                              105,386
                                                  24,100   CF Industries Holdings, Inc.                             1,443,349
                                                  10,500   Cabot Microelectronics Corp. (a)                           372,645
                                                  21,301   Calgon Carbon Corp. (a)(e)                                 247,092
                                                  12,485   Cambrex Corp.                                              165,676
                                                  12,600   EnerSys (a)                                                230,580
                                                  17,264   Energy Conversion Devices, Inc. (a)(e)                     532,076
                                                  21,900   Exide Technologies (a)                                     203,670
                                                  17,537   Georgia Gulf Corp. (e)                                     317,595
                                                  53,600   Hercules, Inc. (a)                                       1,053,240
                                                   5,500   Innophos Holdings, Inc.                                     78,650
                                                   4,900   Innospec, Inc.                                             290,129
                                                   7,700   LSB Industries, Inc. (a)                                   164,241
                                                   5,500   Landec Corp. (a)                                            73,700
                                                   9,341   Medis Technologies Ltd. (a)(e)                             137,219
                                                   3,134   NL Industries, Inc.                                         31,403
                                                   6,700   NewMarket Corp.                                            324,079
                                                   6,665   Nuco2, Inc. (a)                                            171,091
                                                  13,000   OM Group, Inc. (a)                                         687,960
                                                   6,200   Pioneer Cos., Inc. (a)                                     213,094
                                                  38,967   PolyOne Corp. (a)                                          280,173
                                                  13,800   Rockwood Holdings, Inc. (a)                                504,390
                                                  13,606   Schulman A, Inc.                                           331,034
                                                  16,500   Senomyx, Inc. (a)                                          222,750
                                                   4,000   ShengdaTech, Inc. (a)                                       21,280
                                                   2,655   Stepan Co.                                                  80,393
                                                   9,400   Tronox, Inc. Class A                                       135,172
                                                   6,300   Tronox, Inc. Class B                                        88,515
                                                  20,700   UAP Holding Corp.                                          623,898
                                                  30,500   WR Grace & Co. (a)                                         746,945
                                                                                                                -------------
                                                                                                                   10,276,967
-----------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                       25,900   Alpha Natural Resources, Inc. (a)                          538,461
                                                  48,200   International Coal Group, Inc. (a)                         288,236
                                                   9,200   US BioEnergy Corp. (a)                                     104,512
                                                                                                                -------------
                                                                                                                      931,209
-----------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%            14,158   Arbitron, Inc.                                             729,562
                                                 225,800   CMGI, Inc. (a)                                             440,310
                                                  12,061   infoUSA, Inc.                                              123,263
                                                  13,400   LECG Corp. (a)                                             202,474
                                                   9,800   LoopNet, Inc. (a)                                          228,634
                                                                                                                -------------
                                                                                                                    1,724,243
-----------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                     30,100   Entravision Communications Corp. Class A (a)               313,943
                                                 106,500   Gemstar-TV Guide International, Inc. (a)                   523,980

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   8,900   Knology, Inc. (a)                                    $     154,593
                                                                                                                -------------
                                                                                                                      992,516
-----------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.4%                 169,100   3Com Corp. (a)                                             698,383
                                                   6,000   Acme Packet, Inc. (a)                                       68,940
                                                  28,200   Adtran, Inc.                                               732,354
                                                  10,422   Anaren, Inc. (a)                                           183,531
                                                  13,472   Anixter International, Inc. (a)                          1,013,229
                                                   1,100   Aruba Networks, Inc. (a)                                    22,110
                                                  24,000   Atheros Communications, Inc. (a)                           740,160
                                                  58,500   Avanex Corp. (a)                                           105,300
                                                  24,050   Avocent Corp. (a)                                          697,690
                                                   5,159   Bel Fuse, Inc.                                             175,561
                                                   2,600   BigBand Networks, Inc. (a)                                  34,086
                                                   9,288   Black Box Corp.                                            384,337
                                                   1,000   CPI International, Inc. (a)                                 19,830
                                                  21,400   CSG Systems International, Inc. (a)                        567,314
                                                   8,700   Cbeyond Communications, Inc. (a)                           335,037
                                                  20,400   Cogent Communications Group, Inc. (a)                      609,348
                                                   8,500   Comtech Group, Inc. (a)                                    140,335
                                                  11,325   Comtech Telecommunications Corp. (a)                       525,706
                                                       8   CycleLogic, Inc. (a)                                             0
                                                   8,100   Digi International, Inc. (a)                               119,394
                                                  13,900   Ditech Networks, Inc. (a)                                  113,841
                                                   6,400   EMS Technologies, Inc. (a)                                 141,184
                                                  15,213   Echelon Corp. (a)(e)                                       237,779
                                                  51,500   Extreme Networks, Inc. (a)                                 208,575
                                                 105,100   Finisar Corp. (a)(e)                                       397,278
                                                  63,300   Foundry Networks, Inc. (a)                               1,054,578
                                                   5,400   GeoEye, Inc. (a)                                           117,342
                                                  39,196   Harmonic, Inc. (a)                                         347,669
                                                   9,250   Harris Stratex Networks, Inc. Class A (a)                  166,315
                                                   1,600   Hughes Communications, Inc. (a)                             83,488
                                                  12,200   InPhonic, Inc. (a)(e)                                       56,852
                                                   9,577   Inter-Tel, Inc.                                            229,178
                                                  16,900   InterVoice, Inc. (a)                                       140,777
                                                  15,329   Ixia (a)                                                   141,947
                                                  22,000   j2 Global Communications, Inc. (a)                         767,800
                                                   4,300   Loral Space & Communications Ltd. (a)                      211,904
                                                  16,400   NETGEAR, Inc. (a)                                          594,500
                                                   7,000   Network Equipment Technologies, Inc. (a)                    66,780
                                                   6,900   Nextwave Wireless, Inc. (a)                                 57,615
                                                  15,100   Novatel Wireless, Inc. (a)                                 392,902
                                                   9,702   Oplink Communications, Inc. (a)                            145,530
                                                   1,300   Optium Corp. (a)                                            16,445
                                                   7,100   SeaChange International, Inc. (a)                           55,096
                                                  20,138   Secure Computing Corp. (a)                                 152,847
                                                  16,800   Sirenza Microdevices, Inc. (a)                             199,416
                                                 109,700   Sonus Networks, Inc. (a)                                   934,644
                                                  11,210   Standard Microsystems Corp. (a)                            384,951
                                                   4,300   Switch and Data Facilities Co., Inc. (a)                    82,517
                                                  69,400   Sycamore Networks, Inc. (a)                                278,988
                                                   8,400   Syniverse Holdings, Inc. (a)                               108,024
                                                  97,600   TIBCO Software, Inc. (a)                                   883,280
                                                  28,900   Tekelec (a)                                                416,738

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  27,730   Terremark Worldwide, Inc. (a)                        $     178,859
                                                  47,800   Utstarcom, Inc. (a)                                        268,158
                                                   9,201   Viasat, Inc. (a)                                           295,352
                                                  13,500   Vonage Holdings Corp. (a)                                   41,985
                                                                                                                -------------
                                                                                                                   17,143,779
-----------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 4.6%       19,500   Actuate Corp. (a)                                          132,405
                                                  25,802   Agile Software Corp. (a)                                   207,964
                                                  13,000   American Reprographics Co. (a)                             400,270
                                                   6,300   Ansoft Corp. (a)                                           185,787
                                                  33,764   Ansys, Inc. (a)                                            894,746
                                                  34,080   Ariba, Inc. (a)                                            337,733
                                                  43,300   Art Technology Group, Inc. (a)                             115,178
                                                  13,100   AsiaInfo Holdings, Inc. (a)                                127,070
                                                  38,288   Aspen Technology, Inc. (a)                                 536,032
                                                  87,800   BearingPoint, Inc. (a)                                     641,818
                                                  19,126   Blackbaud, Inc.                                            422,302
                                                  14,000   Blackboard, Inc. (a)                                       589,680
                                                   5,900   Blue Coat Systems, Inc. (a)                                292,168
                                                  34,167   Borland Software Corp. (a)                                 202,952
                                                   9,400   Bottomline Technologies, Inc. (a)                          116,090
                                                  13,400   CACI International, Inc. Class A (a)                       654,590
                                                   7,600   COMSYS IT Partners, Inc. (a)                               173,356
                                                  17,340   Chordiant Software, Inc. (a)                               271,544
                                                  23,602   Ciber, Inc. (a)                                            193,064
                                                  18,300   Commvault Systems, Inc. (a)                                316,041
                                                     900   Comverge, Inc. (a)                                          27,909
                                                  17,000   Concur Technologies, Inc. (a)                              388,450
                                                  12,100   Covansys Corp. (a)                                         410,553
                                                  13,100   DealerTrack Holdings, Inc. (a)                             482,604
                                                  17,500   Digital River, Inc. (a)                                    791,875
                                                   7,400   DivX, Inc. (a)(e)                                          111,000
                                                   3,300   Double-Take Software, Inc. (a)                              54,153
                                                  14,718   EPIQ Systems, Inc. (a)                                     237,835
                                                   6,300   eCollege.com, Inc. (a)                                     140,175
                                                  24,639   Electronics for Imaging, Inc. (a)                          695,313
                                                  25,300   Epicor Software Corp. (a)                                  376,211
                                                  13,500   Equinix, Inc. (a)(e)                                     1,234,845
                                                  30,179   Gartner, Inc. Class A (a)                                  742,102
                                                   6,100   i2 Technologies, Inc. (a)(e)                               113,704
                                                   5,100   iGate Corp. (a)                                             40,902
                                                   3,700   Imergent, Inc. (e)                                          90,502
                                                   9,700   Infocrossing, Inc. (a)(e)                                  179,159
                                                  41,600   Informatica Corp. (a)                                      614,432
                                                   3,100   Integral Systems, Inc.                                      75,361
                                                   3,500   Interactive Intelligence, Inc. (a)                          72,100
                                                  14,200   Internet Capital Group, Inc. (a)                           176,080
                                                  20,525   Interwoven, Inc. (a)                                       288,171
                                                  11,108   JDA Software Group, Inc. (a)                               218,050
                                                   3,000   Keynote Systems, Inc. (a)                                   49,200
                                                  56,600   Lawson Software, Inc. (a)(e)                               559,774
                                                  25,300   Lionbridge Technologies, Inc. (a)                          149,017
                                                   9,400   LivePerson, Inc. (a)                                        50,290
                                                  15,000   MSC.Software Corp. (a)                                     203,100
                                                  24,400   Macrovision Corp. (a)                                      733,464
                                                  19,900   Magma Design Automation, Inc. (a)                          279,396

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  12,739   Manhattan Associates, Inc. (a)                       $     355,545
                                                   6,700   Mantech International Corp. Class A (a)                    206,561
                                                  37,000   Mentor Graphics Corp. (a)                                  487,290
                                                  10,856   Mercury Computer Systems, Inc. (a)                         132,443
                                                   4,200   MicroStrategy, Inc. Class A (a)                            396,858
                                                  18,798   Micros Systems, Inc. (a)                                 1,022,611
                                                  14,900   Ness Technologies, Inc. (a)                                193,849
                                                  57,295   Nuance Communications, Inc. (a)                            958,545
                                                  14,600   Omniture, Inc. (a)                                         334,632
                                                  65,500   On2 Technologies, Inc. (a)                                 196,500
                                                  20,900   OpenTV Corp. (a)                                            44,308
                                                  42,733   Openwave Systems, Inc. (e)                                 267,509
                                                  42,900   Opsware, Inc. (a)                                          407,979
                                                   6,800   PDF Solutions, Inc. (a)                                     80,444
                                                  19,607   Packeteer, Inc. (a)                                        153,131
                                                  52,660   Parametric Technology Corp. (a)                          1,137,983
                                                   1,800   Pegasystems, Inc.                                           19,674
                                                  19,208   Progress Software Corp. (a)                                610,622
                                                   3,300   QAD, Inc.                                                   27,390
                                                  27,300   Quest Software, Inc. (a)                                   441,987
                                                  44,400   RealNetworks, Inc. (a)                                     362,748
                                                   7,300   RightNow Technologies, Inc. (a)                            119,793
                                                  11,880   SAVVIS, Inc. (a)                                           588,179
                                                   5,700   SI International, Inc. (a)                                 188,214
                                                   7,989   SPSS, Inc. (a)                                             352,634
                                                  16,000   SRA International, Inc. Class A (a)                        404,160
                                                  14,361   SYKES Enterprises, Inc. (a)                                272,715
                                                   4,300   SYNNEX Corp. (a)                                            88,623
                                                  40,992   Sapient Corp. (a)                                          316,868
                                                  10,000   Sigma Designs, Inc. (a)                                    260,900
                                                  12,700   Smith Micro Software, Inc. (a)                             191,262
                                                   8,600   Solera Holdings, Inc. (a)                                  166,668
                                                  24,341   SonicWALL, Inc. (a)                                        209,089
                                                  40,100   Sourceforge, Inc. (a)                                      169,222
                                                     700   Stanley, Inc. (a)                                           12,334
                                                  39,700   Sybase, Inc. (a)                                           948,433
                                                   6,500   Synchronoss Technologies, Inc. (a)                         190,710
                                                   3,783   Syntel, Inc.                                               114,965
                                                   9,400   Taleo Corp. Class A (a)                                    211,782
                                                     300   TechTarget, Inc. (a)                                         3,855
                                                  17,985   Transaction Systems Architects, Inc. Class A (a)           605,375
                                                  19,708   The TriZetto Group, Inc. (a)                               381,547
                                                  16,900   Tyler Technologies, Inc. (a)                               209,729
                                                  12,900   Ultimate Software Group, Inc. (a)                          373,197
                                                   1,600   Unica Corp. (a)                                             26,400
                                                  13,400   VASCO Data Security International, Inc. (a)                304,314
                                                  12,380   Vignette Corp. (a)                                         237,201
                                                   8,900   Visual Sciences, Inc. (a)                                  137,683
                                                  19,502   Websense, Inc. (a)                                         414,418
                                                  32,400   Wind River Systems, Inc. (a)                               356,400
                                                  21,608   Zoran Corp. (a)                                            433,024
                                                                                                                -------------
                                                                                                                   32,524,820
-----------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                        52,100   Adaptec, Inc. (a)                                          198,501
                                                  16,800   Advanced Analogic Technologies, Inc. (a)                   162,960
                                                  20,500   Cray, Inc. (a)                                             156,415

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  35,600   Emulex Corp. (a)                                     $     777,504
                                                  18,609   FalconStor Software, Inc. (a)                              196,325
                                                 133,400   Gateway, Inc. (a)                                          212,106
                                                  13,817   Hutchinson Technology, Inc. (a)                            259,898
                                                  15,300   Imation Corp.                                              563,958
                                                  15,100   Immersion Corp. (a)                                        226,198
                                                  23,909   Intermec, Inc. (a)(e)                                      605,137
                                                   1,800   Isilon Systems, Inc. (a)                                    27,756
                                                  12,000   Komag, Inc. (a)                                            382,680
                                                  45,088   Palm, Inc. (e)                                             721,859
                                                  35,800   Perot Systems Corp. Class A (a)                            610,032
                                                  74,600   Quantum Corp. (a)                                          236,482
                                                  14,600   Rackable Systems, Inc. (a)(e)                              180,456
                                                  11,400   Radiant Systems, Inc. (a)                                  150,936
                                                  10,942   Radisys Corp. (a)                                          135,681
                                                   2,600   Rimage Corp. (a)                                            82,134
                                                   7,400   STEC, Inc. (a)                                              47,582
                                                  42,100   Safeguard Scientifics, Inc. (a)                            118,301
                                                   1,200   Silicon Graphics, Inc. (a)                                  31,848
                                                   5,400   Stratasys, Inc. (a)                                        253,692
                                                  12,600   Synaptics, Inc. (a)                                        450,954
                                                  27,700   Trident Microsystems, Inc. (a)                             508,295
                                                                                                                -------------
                                                                                                                    7,297,690
-----------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                                5,251   Brookfield Homes Corp. (e)                                 152,752
                                                  13,836   EMCOR Group, Inc. (a)                                    1,008,644
                                                  15,671   Granite Construction, Inc.                               1,005,765
                                                  10,900   Perini Corp. (a)                                           670,677
                                                  12,700   Washington Group International, Inc. (a)                 1,016,127
                                                                                                                -------------
                                                                                                                    3,853,965
-----------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                       71,900   CNET Networks, Inc. (a)                                    588,861
                                                   7,900   DTS, Inc. (a)                                              171,983
                                                  61,300   EarthLink, Inc. (a)                                        457,911
                                                     200   Glu Mobile, Inc. (a)                                         2,780
                                                  16,000   InfoSpace, Inc.                                            371,360
                                                  17,990   Internap Network Services Corp. (a)                        259,416
                                                  21,800   Ipass, Inc. (a)(e)                                         118,156
                                                   8,300   LoJack Corp. (a)                                           185,007
                                                  11,274   Midway Games, Inc. (a)(e)                                   71,703
                                                  10,300   NIC, Inc.                                                   70,452
                                                  21,100   NetFlix, Inc. (a)(e)                                       409,129
                                                  12,000   Sohu.com, Inc. (a)                                         383,880
                                                  29,437   THQ, Inc. (a)                                              898,417
                                                  31,700   Take-Two Interactive Software, Inc. (a)                    633,049
                                                  29,050   United Online, Inc.                                        479,035
                                                   6,286   Universal Electronics, Inc. (a)                            228,308
                                                                                                                -------------
                                                                                                                    5,329,447
-----------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                          24,100   American Greetings Corp. Class A                           682,753
                                                  13,200   Blyth, Inc.                                                350,856
                                                   3,391   CSS Industries, Inc.                                       134,317
                                                   7,200   Citi Trends, Inc. (a)                                      273,312
                                                   7,100   Mannatech, Inc. (e)                                        112,819
                                                  13,073   Matthews International Corp. Class A                       570,114
                                                  13,663   Nautilus, Inc.                                             164,503
                                                   8,900   Oakley, Inc.                                               252,760
                                                  21,276   Playtex Products, Inc. (a)                                 315,098

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   8,513   RC2 Corp. (a)                                        $     340,605
                                                  21,100   Spectrum Brands, Inc. (a)                                  142,847
                                                  15,991   The Topps Co., Inc.                                        168,065
                                                  28,474   Tupperware Corp.                                           818,343
                                                   4,700   USANA Health Sciences, Inc. (a)                            210,278
                                                                                                                -------------
                                                                                                                    4,536,670
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                  30,200   AptarGroup, Inc.                                         1,073,912
Glass - 0.4%                                      14,450   Greif, Inc.                                                861,365
                                                  17,842   Mobile Mini, Inc. (a)                                      520,986
                                                   9,600   Silgan Holdings, Inc.                                      530,688
                                                                                                                -------------
                                                                                                                    2,986,951
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                    2,100    AEP Industries, Inc. (a)                                   94,521
Plastic - 0.1%                                    25,100   Graphic Packaging Corp. (a)                                121,484
                                                  14,352   Myers Industries, Inc.                                     317,323
                                                                                                                -------------
                                                                                                                      533,328
-----------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                     16,082   Mueller Industries, Inc.                                   553,864
-----------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                  10,593   Elizabeth Arden, Inc. (a)                                  256,986
                                                  15,600   Helen of Troy Ltd. (a)                                     421,200
                                                   1,800   Inter Parfums, Inc.                                         47,916
                                                  21,826   Nu Skin Enterprises, Inc. Class A                          360,129
                                                  79,475   Revlon, Inc. Class A (a)                                   108,881
                                                                                                                -------------
                                                                                                                    1,195,112
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                300   ACA Capital Holdings, Inc. (a)                               3,570
                                                  58,600   The BISYS Group, Inc.                                      693,238
                                                   2,100   Clayton Holdings, Inc. (a)                                  23,919
                                                   2,500   Enstar Group Ltd. (a)                                      301,775
                                                  19,950   Euronet Worldwide, Inc. (a)(e)                             581,742
                                                   1,900   Evercore Partners, Inc. Class A                             56,563
                                                   3,400   FCStone Group, Inc. (a)                                    194,854
                                                  23,800   F.N.B. Corp.                                               398,412
                                                  20,690   Freedom Acquisition Holdings, Inc. (a)                     227,797
                                                   7,600   Greenhill & Co., Inc. (e)                                  522,196
                                                   8,900   Huron Consulting Group, Inc. (a)                           649,789
                                                   7,700   Information Services Group, Inc. (a)                        58,905
                                                  20,000   Interactive Brokers Group, Inc. Class A (a)                542,600
                                                   9,200   Marathon Acquisition Corp. (a)                              72,496
                                                   1,400   Oritani Financial Corp. (a)                                 20,006
                                                                                                                -------------
                                                                                                                    4,347,862
-----------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.8%         19,360   Acuity Brands, Inc.                                      1,167,021
                                                  18,014   Barnes Group, Inc.                                         570,683
                                                  20,094   Brady Corp.                                                746,291
                                                  24,210   Clarcor, Inc.                                              906,180
                                                  39,962   Hexcel Corp. (a)                                           841,999
                                                   6,300   Koppers Holdings, Inc.                                     212,184
                                                  32,014   Olin Corp.                                                 672,294
                                                  13,345   Tredegar Corp.                                             284,249
                                                   3,000   Valhi, Inc.                                                 48,900
                                                                                                                -------------
                                                                                                                    5,449,801
-----------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                   432   Arden Group, Inc. Class A                                   58,925
                                                  24,407   Casey's General Stores, Inc.                               665,335
                                                   8,831   The Great Atlantic & Pacific Tea Co., Inc. (a)(e)          296,192
                                                   6,364   Ingles Markets, Inc. Class A                               219,240
                                                  14,283   Longs Drug Stores Corp.                                    750,143
                                                   6,777   Nash Finch Co.                                             335,462
                                                  18,642   Pathmark Stores, Inc. (a)                                  241,600

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  18,069   Ruddick Corp.                                        $     544,238
                                                  11,100   Spartan Stores, Inc.                                       365,301
                                                   1,000   Village Super Market, Inc. Class A                          47,810
                                                   5,400   Weis Markets, Inc.                                         218,754
                                                  12,229   Wild Oats Markets, Inc. (a)                                204,958
                                                  13,700   Winn-Dixie Stores, Inc. (a)                                401,410
                                                                                                                -------------
                                                                                                                    4,349,368
-----------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                    14,900   Adams Respiratory Therapeutics, Inc. (a)(e)                586,911
                                                     500   Affymax, Inc. (a)                                           13,480
                                                  31,100   Akorn, Inc. (a)                                            217,389
                                                   4,200   Alexza Pharmaceuticals, Inc. (a)                            34,734
                                                  41,800   Alkermes, Inc. (a)                                         610,280
                                                  18,825   Alpharma, Inc. Class A                                     489,638
                                                  15,400   Auxilium Pharmaceuticals, Inc. (a)                         245,476
                                                  16,200   Beijing Med-Pharm Corp. (a)                                172,854
                                                   6,100   Bentley Pharmaceuticals, Inc. (a)                           74,054
                                                  43,948   BioMarin Pharmaceuticals, Inc. (a)                         788,427
                                                   5,500   Bradley Pharmaceuticals, Inc. (a)                          119,405
                                                  29,400   CV Therapeutics, Inc. (a)(e)                               388,374
                                                   3,700   Cadence Pharmaceuticals, Inc. (a)                           44,881
                                                   1,700   Caraco Pharmaceutical Laboratories Ltd. (a)                 25,806
                                                   8,300   Chattem, Inc. (a)(e)                                       526,054
                                                  26,300   CytRx Corp. (a)                                             82,056
                                                  36,300   Dendreon Corp. (a)(e)                                      257,004
                                                  20,800   Durect Corp. (a)                                            80,080
                                                     100   Emergent Biosolutions, Inc. (a)                              1,030
                                                  11,295   Enzo Biochem, Inc. (a)(e)                                  168,860
                                                   4,900   GTx, Inc. (a)(e)                                            79,331
                                                  20,300   Indevus Pharmaceuticals, Inc. (a)                          136,619
                                                  40,889   Isis Pharmaceuticals, Inc. (a)                             395,806
                                                  22,600   Javelin Pharmaceuticals, Inc. (a)                          139,894
                                                  15,300   KV Pharmaceutical Co. Class A (a)                          416,772
                                                  33,800   Ligand Pharmaceuticals, Inc. Class B                       232,544
                                                  34,100   MGI Pharma, Inc. (a)                                       762,817
                                                  57,900   Medarex, Inc. (a)(e)                                       827,391
                                                  21,727   Medicines Co. (a)                                          382,830
                                                  24,300   Medicis Pharmaceutical Corp. Class A                       742,122
                                                  43,200   Nektar Therapeutics (a)(e)                                 409,968
                                                  12,631   Noven Pharmaceuticals, Inc. (a)                            296,197
                                                   2,300   Obagi Medical Products, Inc. (a)                            40,756
                                                  20,800   Onyx Pharmaceuticals, Inc. (a)                             559,520
                                                  17,600   Pain Therapeutics, Inc. (a)(e)                             153,296
                                                  15,500   Par Pharmaceutical Cos., Inc. (a)                          437,565
                                                  13,600   Penwest Pharmaceuticals Co. (a)(e)                         169,592
                                                  36,915   Perrigo Co.                                                722,796
                                                  11,300   Pharmion Corp. (a)                                         327,135
                                                  13,300   Pozen, Inc. (a)                                            240,331
                                                  12,500   Quidel Corp. (a)                                           219,500
                                                  25,319   Regeneron Pharmaceuticals, Inc. (a)                        453,716
                                                  23,800   Salix Pharmaceuticals Ltd. (a)                             292,740
                                                  26,800   Santarus, Inc. (a)(e)                                      138,556
                                                  15,400   Sciele Pharma, Inc. (a)(e)                                 362,824
                                                   7,900   Somaxon Pharmaceuticals, Inc. (a)                           96,064
                                                  26,882   SuperGen, Inc. (a)                                         149,464
                                                   1,600   Trubion Pharmaceuticals, Inc. (a)                           33,408

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   9,046   United Therapeutics Corp. (a)                        $     576,773
                                                  40,600   Valeant Pharmaceuticals International                      677,614
                                                  21,500   Vivus, Inc. (a)                                            112,445
                                                   9,400   Xenoport, Inc. (a)                                         417,548
                                                                                                                -------------
                                                                                                                   15,930,727
-----------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                         11,404   Bright Horizons Family Solutions, Inc. (a)                 443,730
                                                   3,600   Capella Education Co. (a)                                  165,708
                                                  42,300   Corinthian Colleges, Inc. (a)                              689,067
                                                  26,000   DeVry, Inc.                                                884,520
                                                   2,149   Renaissance Learning, Inc.                                  28,259
                                                   6,920   Strayer Education, Inc.                                    911,433
                                                   9,700   Universal Technical Institute, Inc. (a)                    246,283
                                                                                                                -------------
                                                                                                                    3,369,000
-----------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                   29,429   Benchmark Electronics, Inc. (a)                            665,684
                                                   5,300   Coleman Cable, Inc. (a)                                    137,058
                                                   6,800   OSI Systems, Inc. (a)                                      185,980
                                                  22,098   Plexus Corp. (a)                                           508,033
                                                  19,900   TTM Technologies, Inc. (a)                                 258,700
                                                  10,807   Universal Display Corp. (a)                                169,778
                                                                                                                -------------
                                                                                                                    1,925,233
-----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                             8,981   AO Smith Corp.                                             358,252
Components - 0.9%                                  3,700   AZZ Inc. (a)                                               124,505
                                                  15,100   American Superconductor Corp. (a)(e)                       291,581
                                                  19,901   Baldor Electric Co.                                        980,721
                                                  14,168   CTS Corp.                                                  179,367
                                                   9,918   Cohu, Inc.                                                 220,675
                                                   6,300   Color Kinetics, Inc. (a)(e)                                210,483
                                                   8,360   Franklin Electric Co., Inc. (e)                            394,425
                                                  12,116   Genlyte Group, Inc. (a)                                    951,591
                                                  11,460   Littelfuse, Inc. (a)                                       387,004
                                                  19,800   MKS Instruments, Inc. (a)                                  548,460
                                                   3,531   Powell Industries, Inc. (a)                                112,145
                                                  30,500   Power-One, Inc. (a)(e)                                     121,390
                                                  11,100   Sonic Solutions, Inc. (a)                                  139,971
                                                  30,600   Taser International, Inc. (a)                              426,870
                                                  16,661   Technitrol, Inc.                                           477,671
                                                   7,179   Triumph Group, Inc.                                        470,009
                                                                                                                -------------
                                                                                                                    6,395,120
-----------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%             1,950   National Presto Industries, Inc.                           121,563
-----------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                                31,212   Aeroflex, Inc. (a)                                         442,274
                                                  15,763   Agilysys, Inc.                                             354,667
                                                  22,300   Arrowhead Research Corp. (a)                               112,169
                                                  19,800   Avid Technology, Inc. (a)(e)                               699,930
                                                  16,098   Daktronics, Inc. (e)(h)                                    345,785
                                                  28,800   Flir Systems, Inc. (a)                                   1,332,000
                                                  10,272   II-VI, Inc. (a)                                            279,090
                                                  54,766   MRV Communications, Inc. (a)(e)                            177,990
                                                  19,380   Methode Electronics, Inc.                                  303,297
                                                   2,300   Multi-Fineline Electronix, Inc. (a)(e)                      39,468
                                                   8,749   Park Electrochemical Corp.                                 246,547
                                                  35,500   Semtech Corp. (a)                                          615,215
                                                   6,767   Supertex, Inc. (a)                                         212,078
                                                                                                                -------------
                                                                                                                    5,160,510
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                 5,000   Faro Technologies, Inc. (a)                          $     159,300
Meters - 0.2%                                     14,002   Itron, Inc. (a)                                          1,091,316
                                                   4,800   Measurement Specialties, Inc. (a)                          113,664
                                                   1,700   OYO Geospace Corp. (a)                                     126,123
                                                   5,700   Zygo Corp. (a)                                              81,453
                                                                                                                -------------
                                                                                                                    1,571,856
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%                5,000   Accuray, Inc. (a)                                          110,900
                                                  29,800   Affymetrix, Inc. (a)                                       741,722
                                                   7,072   Analogic Corp.                                             519,863
                                                  10,500   Aspect Medical Systems, Inc. (a)                           157,080
                                                  23,487   Bruker BioSciences Corp. (a)                               211,618
                                                   4,700   Cynosure, Inc. Class A (a)                                 171,221
                                                   5,570   Datascope Corp.                                            213,220
                                                  23,250   eResearch Technology, Inc. (a)                             221,107
                                                   8,100   Greatbatch, Inc. (a)                                       262,440
                                                  12,572   Haemonetics Corp. (a)                                      661,413
                                                  23,480   Hologic, Inc. (a)(e)                                     1,298,679
                                                  24,664   Illumina, Inc. (a)                                       1,001,112
                                                  12,151   Luminex Corp. (a)                                          149,579
                                                  29,900   Minrad International, Inc. (a)                             177,307
                                                  12,500   Natus Medical, Inc. (a)                                    199,000
                                                  12,700   NxStage Medical, Inc. (a)                                  164,211
                                                   6,800   Quality Systems, Inc. (e)                                  258,196
                                                   7,300   Sirona Dental Systems, Inc.                                276,159
                                                   2,300   Tomotherapy, Inc. (a)                                       50,416
                                                   6,800   Visicu, Inc. (a)                                            62,220
                                                   8,822   Zoll Medical Corp. (a)                                     196,819
                                                                                                                -------------
                                                                                                                    7,104,282
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                     23,900   AMIS Holdings, Inc. (a)                                    299,228
Components - 1.9%                                 11,516   Actel Corp. (a)                                            160,188
                                                  44,600   Amkor Technology, Inc. (a)(h)                              702,450
                                                  25,600   Anadigics, Inc. (a)(e)                                     353,024
                                                 140,700   Applied Micro Circuits Corp. (a)                           351,750
                                                     900   Cavium Networks, Inc. (a)                                   20,358
                                                  37,700   Cirrus Logic, Inc. (a)(h)                                  312,910
                                                 209,800   Conexant Systems, Inc. (a)                                 289,524
                                                  12,383   DSP Group, Inc. (a)                                        253,480
                                                   8,675   Diodes, Inc. (a)                                           362,355
                                                  15,727   Exar Corp. (a)                                             210,742
                                                   6,273   Excel Technology, Inc. (a)                                 175,268
                                                  19,800   Formfactor, Inc. (a)                                       758,340
                                                  19,700   Genesis Microchip, Inc. (a)                                184,392
                                                   5,500   Hittite Microwave Corp. (a)                                235,015
                                                   2,600   IPG Photonics Corp. (a)                                     51,870
                                                  16,793   IXYS Corp. (a)                                             140,222
                                                  59,700   Lattice Semiconductor Corp. (a)                            341,484
                                                  18,900   MIPS Technologies, Inc. (a)                                166,131
                                                  26,900   Micrel, Inc.                                               342,168
                                                  35,990   Microsemi Corp. (a)(e)                                     861,961
                                                  21,500   Microtune, Inc. (a)                                        112,445
                                                   7,300   Monolithic Power Systems, Inc. (a)                         127,385
                                                   8,500   Netlogic Microsystems, Inc. (a)(e)                         270,640
                                                 102,300   ON Semiconductor Corp. (a)                               1,096,656
                                                  23,900   Omnivision Technologies, Inc. (a)(e)                       432,829
                                                   8,300   PLX Technology, Inc. (a)                                    92,628

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  88,200   PMC-Sierra, Inc. (a)                                 $     681,786
                                                  11,293   Pericom Semiconductor Corp. (a)                            126,030
                                                  84,400   RF Micro Devices, Inc. (a)(e)                              526,656
                                                  23,000   SiRF Technology Holdings, Inc. (a)                         477,020
                                                  42,676   Silicon Image, Inc. (a)                                    366,160
                                                  39,458   Silicon Storage Technology, Inc. (a)                       147,178
                                                  69,533   Skyworks Solutions, Inc. (a)                               511,068
                                                  35,700   Spansion LLC Class A (a)                                   396,270
                                                  16,900   Syntax-Brillian Corp. (a)                                   83,148
                                                   5,200   Techwell, Inc. (a)                                          68,120
                                                  19,700   Tessera Technologies, Inc. (a)                             798,835
                                                  60,436   TriQuint Semiconductor, Inc. (a)                           305,806
                                                   8,400   Volterra Semiconductor Corp. (a)                           119,280
                                                                                                                -------------
                                                                                                                   13,312,800
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                     7,400   3D Systems Corp. (a)                                       184,038
                                                  12,400   Acacia Research - Acacia Technologies (a)                  200,384
                                                   4,000   American Science & Engineering, Inc. (a)                   227,400
                                                  17,123   Checkpoint Systems, Inc. (a)                               432,356
                                                  16,800   Cogent, Inc. (a)                                           246,792
                                                  13,680   Coherent, Inc. (a)(h)                                      417,377
                                                   4,952   Cubic Corp.                                                149,451
                                                   9,426   EDO Corp.                                                  309,833
                                                   4,500   Eagle Test Systems, Inc. (a)                                72,270
                                                   7,200   Gerber Scientific, Inc. (a)                                 83,664
                                                   6,450   Innovative Solutions & Support, Inc. (a)                   149,769
                                                  15,500   Ionatron, Inc. (a)                                          60,450
                                                  33,900   Kemet Corp. (a)                                            238,995
                                                  10,400   ScanSource, Inc. (a)                                       332,696
                                                  19,100   Smart Modular Technologies WWH, Inc. (a)                   262,816
                                                                                                                -------------
                                                                                                                    3,368,291
-----------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.5%                        5,600   Alon USA Energy, Inc.                                      246,456
                                                  13,040   Aventine Renewable Energy Holdings, Inc. (a)               221,289
                                                   9,100   Clean Energy Fluels Corp. (a)                              114,296
                                                  16,100   Crosstex Energy, Inc. (e)                                  462,553
                                                   4,300   Dawson Geophysical Co. (a)                                 264,278
                                                     400   EnerNOC, Inc. (a)                                           15,252
                                                  31,700   Evergreen Energy, Inc. (a)(e)                              191,151
                                                  38,600   Evergreen Solar, Inc. (a)(e)                               358,980
                                                  30,626   FuelCell Energy, Inc. (a)(e)                               242,558
                                                   1,500   GeoMet, Inc. (a)                                            11,490
                                                   2,220   MarkWest Hydrocarbon, Inc.                                 127,495
                                                  12,100   Matrix Service Co. (a)                                     300,685
                                                   1,400   Nova Biosource Fuels, Inc. (a)                               3,570
                                                   4,100   Ormat Technologies, Inc. (e)                               154,488
                                                  15,100   Pacific Ethanol, Inc. (a)(e)                               199,320
                                                  16,316   Penn Virginia Corp.                                        655,903
                                                  88,500   Rentech, Inc. (a)(e)                                       229,215
                                                                                                                -------------
                                                                                                                    3,798,979
-----------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.5%         15,500   Aecom Technology Corp. (a)                                 384,555
                                                   5,800   Cal Dive International, Inc. (a)                            96,454
                                                   8,100   Clean Harbors, Inc. (a)                                    400,302
                                                  17,802   Dycom Industries, Inc. (a)                                 533,704
                                                   9,700   ENGlobal Corp. (a)                                         117,855
                                                  16,300   InfraSource Services, Inc. (a)                             604,730

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   7,200   Integrated Electrical Services, Inc. (a)             $     237,384
                                                   6,000   Layne Christensen Co. (a)                                  245,700
                                                   4,600   Michael Baker Corp. (a)                                    170,890
                                                  39,439   SAIC, Inc. (a)                                             712,663
                                                                                                                -------------
                                                                                                                    3,504,237
-----------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                               7,000   Carmike Cinemas, Inc.                                      153,720
                                                   8,700   Cinemark Holdings, Inc. (a)                                155,643
                                                  17,855   Gaylord Entertainment Co. (a)                              957,742
                                                  28,500   Live Nation, Inc. (a)                                      637,830
                                                   9,472   Lodgenet Entertainment Corp. (a)                           303,672
                                                   5,355   Speedway Motorsports, Inc.                                 214,093
                                                                                                                -------------
                                                                                                                    2,422,700
-----------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                40,300   Terra Industries, Inc. (a)                               1,024,426
-----------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                          12,542   Accredited Home Lenders Holding Co. (a)(e)                 171,449
                                                   6,000   Asta Funding, Inc. (e)                                     230,580
                                                   2,169   Credit Acceptance Corp. (a)                                 58,194
                                                  11,000   Delta Financial Corp. (e)                                  134,970
                                                  16,600   International Securities Exchange, Inc.                  1,084,810
                                                  13,600   MVC Capital, Inc. (e)                                      255,816
                                                   3,600   NewStar Financial, Inc. (a)                                 51,228
                                                   9,100   World Acceptance Corp. (a)                                 388,843
                                                                                                                -------------
                                                                                                                    2,375,890
-----------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                        26,900   Advance America, Cash Advance Centers, Inc.                477,206
                                                   6,900   Dollar Financial Corp. (a)                                 196,650
                                                  11,000   Encore Capital Group, Inc. (a)                             137,280
                                                   5,700   Nelnet, Inc. Class A                                       139,308
                                                     500   QC Holdings, Inc.                                            7,500
                                                                                                                -------------
                                                                                                                      957,944
-----------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &               8,000   Advent Software, Inc. (a)                                  260,400
Systems - 0.8%                                    15,300   Authorize.Net Holdings, Inc. (a)                           273,717
                                                   1,050   Cass Information Systems, Inc. (e)                          38,073
                                                   8,789   CompuCredit Corp. (a)(e)                                   307,791
                                                  10,300   CyberSource Corp. (a)                                      124,218
                                                  24,000   Deluxe Corp.                                               974,640
                                                  20,588   eFunds Corp. (a)                                           726,550
                                                  13,823   eSpeed, Inc. Class A (a)                                   119,431
                                                   7,700   ExlService Holdings, Inc. (a)                              144,298
                                                   4,500   Heartland Payment Systems, Inc. (e)                        131,985
                                                  30,700   Hypercom Corp. (a)                                         181,437
                                                  34,200   Jack Henry & Associates, Inc.                              880,650
                                                  16,000   Online Resources Corp. (a)                                 175,680
                                                  12,000   TNS, Inc.                                                  172,920
                                                  16,700   TradeStation Group, Inc. (a)                               194,555
                                                  16,800   Wright Express Corp. (a)                                   575,736
                                                                                                                -------------
                                                                                                                    5,282,081
-----------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%              4,900   Bankrate, Inc. (a)                                         234,808
                                                  27,140   INVESTools, Inc. (a)                                       270,314
                                                  13,800   Interactive Data Corp.                                     369,564
                                                   5,200   Morningstar, Inc. (a)                                      244,530
                                                  45,400   Move, Inc. (a)                                             203,392
                                                  29,522   S1 Corp. (a)                                               235,881
                                                   9,000   TheStreet.com, Inc.                                         97,920
                                                     400   Value Line, Inc.                                            17,560
                                                                                                                -------------
                                                                                                                    1,673,969
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                    15,250   Advanta Corp. Class B                                $     474,885
                                                   5,400   Asset Acceptance Capital Corp. (a)                          95,580
                                                  12,919   Cash America International, Inc.                           512,238
                                                   4,900   Federal Agricultural Mortgage Corp. Class B                167,678
                                                  14,000   Financial Federal Corp.                                    417,480
                                                  11,400   First Cash Financial Services, Inc. (a)                    267,216
                                                  15,100   Global Cash Access, Inc. (a)                               241,902
                                                   7,399   LandAmerica Financial Group, Inc.                          713,930
                                                   8,000   Portfolio Recovery Associates, Inc. (e)                    480,160
                                                  12,100   RAM Holdings Ltd. (a)                                      190,575
                                                   4,200   Sanders Morris Harris Group, Inc.                           48,888
                                                  28,736   Sotheby's Holdings, Inc. Class A                         1,322,431
                                                  12,116   Sterling Bancorp                                           194,219
                                                   7,522   Stewart Information Services Corp.                         299,601
                                                   6,433   Stifel Financial Corp. (a)                                 378,839
                                                   4,976   Triad Guaranty, Inc. (a)                                   198,692
                                                   2,991   WSFS Financial Corp.                                       195,701
                                                   1,200   Wauwatosa Holdings, Inc. (a)                                19,848
                                                                                                                -------------
                                                                                                                    6,219,863
-----------------------------------------------------------------------------------------------------------------------------
Foods - 0.9%                                         600   American Dairy, Inc. (a)                                    11,196
                                                   8,500   Cal-Maine Foods, Inc.                                      139,230
                                                  18,500   Chiquita Brands International, Inc. (e)                    350,760
                                                  22,184   Flowers Foods, Inc.                                        740,058
                                                  10,100   Fresh Del Monte Produce, Inc.                              253,005
                                                  14,957   Hain Celestial Group, Inc. (a)                             405,933
                                                   4,700   J&J Snack Foods Corp.                                      177,378
                                                  13,500   Lance, Inc.                                                318,060
                                                   5,300   M&F Worldwide Corp. (a)                                    352,874
                                                   2,463   Maui Land & Pineapple Co., Inc. (a)                         90,466
                                                  15,300   Performance Food Group Co. (a)                             497,097
                                                  17,100   Pilgrim's Pride Corp.                                      652,707
                                                  12,895   Ralcorp Holdings, Inc. (a)                                 689,238
                                                   8,650   Sanderson Farms, Inc.                                      389,423
                                                     112   Seaboard Corp.                                             262,640
                                                  20,457   Sensient Technologies Corp.                                519,403
                                                  15,203   Tootsie Roll Industries, Inc.                              421,275
                                                  12,400   TreeHouse Foods, Inc. (a)                                  329,964
                                                                                                                -------------
                                                                                                                    6,600,707
-----------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                             4,609   Deltic Timber Corp.                                        252,665
                                                   7,234   Universal Forest Products, Inc.                            305,709
                                                                                                                -------------
                                                                                                                      558,374
-----------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%              9,700   Ennis, Inc.                                                228,144
                                                   9,100   Innerworkings, Inc. (a)(e)                                 145,782
                                                   6,245   The Standard Register Co.                                   71,193
                                                                                                                -------------
                                                                                                                      445,119
-----------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%               49,224   Stewart Enterprises, Inc. Class A                          383,455
-----------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                      14,900   Apogee Enterprises, Inc.                                   414,518
-----------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                      133,200   Coeur d'Alene Mines Corp. (a)(e)                           478,188
                                                  10,900   Royal Gold, Inc. (e)                                       259,093
                                                                                                                -------------
                                                                                                                      737,281
-----------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                     21,500   Assisted Living Concepts, Inc. (a)                         228,975
                                                  10,800   Capital Senior Living Corp. (a)                            101,736
                                                   1,100   Emeritus Corp. (a)                                          34,078
                                                   8,000   Genesis HealthCare Corp. (a)                               547,360
                                                  11,390   Kindred Healthcare, Inc. (a)                               349,901

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   8,750   LCA-Vision, Inc. (e)                                 $     413,525
                                                   6,000   MedCath Corp. (a)                                          190,800
                                                   1,800   National Healthcare Corp.                                   92,880
                                                  23,600   Psychiatric Solutions, Inc. (a)                            855,736
                                                   6,800   Radiation Therapy Services, Inc. (a)                       179,112
                                                  11,200   Res-Care, Inc. (a)                                         236,768
                                                  13,400   Skilled Healthcare Group, Inc. Class A (a)                 207,834
                                                  22,100   Sun Healthcare Group, Inc. (a)                             320,229
                                                  19,474   Sunrise Senior Living, Inc. (a)                            778,765
                                                                                                                -------------
                                                                                                                    4,537,699
-----------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%            22,900   AMERIGROUP Corp. (a)                                       545,020
                                                  23,741   Allscripts Healthcare Solutions, Inc. (a)(e)               604,921
                                                   7,900   American Dental Partners, Inc. (a)                         205,163
                                                  15,900   Amsurg Corp. (a)                                           383,826
                                                  19,000   Centene Corp. (a)                                          406,980
                                                   5,000   Computer Programs & Systems, Inc.                          154,900
                                                   3,385   Corvel Corp. (a)                                            88,484
                                                  18,431   Eclipsys Corp. (a)                                         364,934
                                                   6,900   HMS Holdings Corp. (a)                                     132,066
                                                  17,300   HealthSpring, Inc. (a)                                     329,738
                                                   4,300   Molina Healthcare, Inc. (a)                                131,236
                                                  12,100   Omnicell, Inc. (a)                                         251,438
                                                  14,800   Phase Forward, Inc. (a)                                    249,084
                                                   7,400   Vital Images, Inc. (a)                                     200,984
                                                                                                                -------------
                                                                                                                    4,048,774
-----------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                        5,700   Alliance Imaging, Inc. (a)                                  53,523
                                                  11,266   Amedisys, Inc. (a)                                         409,294
                                                  20,200   Apria Healthcare Group, Inc. (a)                           581,154
                                                   5,500   Bio-Reference Labs, Inc. (a)                               150,425
                                                   3,000   Emergency Medical Services Corp. (a)                       117,390
                                                  14,712   Gentiva Health Services, Inc. (a)                          295,123
                                                  37,400   HealthSouth Corp. (a)(e)                                   677,314
                                                  13,225   Healthcare Services Group, Inc.                            390,138
                                                  16,500   Healthways, Inc. (a)                                       781,605
                                                  18,800   Hythiam, Inc. (a)(e)                                       162,620
                                                   6,300   LHC Group, Inc. (a)                                        165,060
                                                  10,500   Matria Healthcare, Inc. (a)                                317,940
                                                   6,800   Nighthawk Radiology Holdings, Inc. (a)(e)                  122,740
                                                  14,700   Odyssey HealthCare, Inc. (a)                               174,342
                                                   6,800   Symbion, Inc. (a)                                          147,628
                                                                                                                -------------
                                                                                                                    4,546,296
-----------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                               15,700   Beazer Homes USA, Inc.                                     387,319
                                                  16,100   Hovnanian Enterprises, Inc. Class A (a)(e)                 266,133
                                                   7,200   M/I Homes, Inc.                                            191,520
                                                  11,400   Meritage Homes Corp. (a)                                   304,950
                                                  25,700   Standard-Pacific Corp.                                     450,521
                                                  13,500   WCI Communities, Inc. (a)                                  225,180
                                                                                                                -------------
                                                                                                                    1,825,623
-----------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                 6,600   Lodgian, Inc. (a)                                           99,198
                                                   7,279   Marcus Corp.                                               172,949
                                                   7,900   Morgans Hotel Group Co. (a)                                192,602
                                                                                                                -------------
                                                                                                                      464,749
-----------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                       6,900   American Woodmark Corp. (e)                                238,740
                                                  13,400   Ethan Allen Interiors, Inc. (e)                            458,950

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  21,000   Furniture Brands International, Inc.                 $     298,200
                                                   8,836   Haverty Furniture Cos., Inc.                               103,116
                                                   4,500   Hooker Furniture Corp.                                     100,980
                                                  20,200   La-Z-Boy, Inc. (e)                                         231,492
                                                   4,400   Libbey, Inc.                                                94,908
                                                   6,600   Lifetime Brands, Inc. (e)                                  134,970
                                                  15,500   Sealy Corp.                                                256,060
                                                  21,400   Select Comfort Corp. (a)                                   347,108
                                                  34,100   Tempur-Pedic International, Inc.                           883,190
                                                                                                                -------------
                                                                                                                    3,147,714
-----------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                   15,612   Advanced Energy Industries, Inc. (a)                       353,768
Devices - 0.6%                                    21,441   Asyst Technologies, Inc. (a)                               155,018
                                                   5,700   Badger Meter, Inc. (e)                                     161,082
                                                  12,732   ESCO Technologies, Inc. (a)                                461,662
                                                   4,018   The Gorman-Rupp Co.                                        128,013
                                                  27,028   L-1 Identity Solutions, Inc. (a)(e)(h)                     552,723
                                                  12,226   Mine Safety Appliances Co.                                 535,010
                                                   6,112   Robbins & Myers, Inc.                                      324,731
                                                   4,300   Sun Hydraulics, Inc.                                       211,775
                                                  13,527   Veeco Instruments, Inc. (a)                                280,550
                                                   5,996   Vicor Corp.                                                 79,327
                                                  13,636   Watts Water Technologies, Inc. Class A                     510,941
                                                  12,617   X-Rite, Inc.                                               186,353
                                                                                                                -------------
                                                                                                                    3,940,953
-----------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%                        12,300   Smith & Wesson Holding Corp. (a)                           206,025
                                                   5,400   TAL International Group, Inc.                              160,434
                                                                                                                -------------
                                                                                                                      366,459
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                            24,700   American Equity Investment Life Holding Co.                298,376
                                                  20,900   Citizens, Inc. (a)                                         147,136
                                                  20,205   Delphi Financial Group, Inc. Class A                       844,973
                                                   3,880   Great American Financial Resources, Inc.                    93,857
                                                   1,042   Kansas City Life Insurance Co.                              48,453
                                                     762   National Western Life Insurance Co. Class A                192,725
                                                   3,880   The Phoenix Cos., Inc.                                     730,987
                                                  12,693   Presidential Life Corp.                                    249,544
                                                  21,400   Scottish Re Group Ltd. (a)                                 104,646
                                                  14,000   Universal American Financial Corp. (a)                     297,920
                                                                                                                -------------
                                                                                                                    3,008,617
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.0%                      11,440   Alfa Corp.                                                 178,121
                                                  27,800   Assured Guaranty Ltd.                                      821,768
                                                   4,386   CNA Surety Corp. (a)                                        82,939
                                                  11,009   Crawford & Co. Class B                                      74,421
                                                   2,600   EMC Insurance Group, Inc.                                   64,532
                                                   8,300   eHealth, Inc. (a)                                          158,447
                                                   4,625   FBL Financial Group, Inc. Class A                          181,855
                                                     900   Flagstone Reinsurance Holdings Ltd. (a)                     11,988
                                                  13,500   HealthExtras, Inc. (a)                                     399,330
                                                  16,006   Hilb Rogal & Hobbs Co.                                     686,017
                                                  18,768   Horace Mann Educators Corp.                                398,632
                                                   1,240   Independence Holding Co.                                    25,333
                                                  29,200   Max Capital Group Ltd.                                     826,360
                                                  11,100   Meadowbrook Insurance Group, Inc. (a)                      121,656
                                                  46,000   Montpelier Re Holdings Ltd.                                852,840
                                                   6,697   Pico Holdings, Inc. (a)                                    289,712

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  24,700   Platinum Underwriters Holdings Ltd.                  $     858,325
                                                  14,900   Primus Guaranty Ltd. (a)                                   159,728
                                                   8,400   Security Capital Assurance Ltd.                            259,308
                                                  16,055   Zenith National Insurance Corp.                            756,030
                                                                                                                -------------
                                                                                                                    7,207,342
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.9%               11,900   21st Century Insurance Group                               260,134
                                                   5,856   American Physicians Capital, Inc. (a)                      237,168
                                                  11,200   Amerisafe, Inc. (a)                                        219,856
                                                  14,400   Amtrust Financial Services, Inc.                           270,576
                                                  14,666   Argonaut Group, Inc.                                       457,726
                                                  36,800   Aspen Insurance Holdings Ltd.                            1,032,976
                                                   4,032   Baldwin & Lyons, Inc. Class B                              104,751
                                                   4,700   Bristol West Holdings, Inc.                                105,139
                                                  23,100   Commerce Group, Inc.                                       802,032
                                                   3,400   Darwin Professional Underwriters, Inc. (a)                  85,578
                                                   3,244   Donegal Group, Inc. Class A                                 48,336
                                                  23,280   Employers Holdings, Inc.                                   494,467
                                                   5,800   FPIC Insurance Group, Inc. (a)                             236,466
                                                   3,977   First Acceptance Corp. (a)                                  40,406
                                                   8,500   First Mercury Financial Corp. (a)                          178,245
                                                  29,500   Fremont General Corp. (e)                                  317,420
                                                   7,000   Greenlight Capital Re Ltd. (a)                             157,710
                                                   7,300   Hallmark Financial Services, Inc. (a)                       88,476
                                                   4,762   Harleysville Group, Inc.                                   158,860
                                                  26,600   IPC Holdings, Ltd.                                         858,914
                                                   8,400   Infinity Property & Casualty Corp.                         426,132
                                                   4,500   James River Group, Inc.                                    149,535
                                                   3,858   The Midland Co.                                            181,095
                                                   4,000   NYMAGIC, Inc.                                              160,800
                                                   4,700   National Interstate Corp.                                  122,576
                                                   7,000   Navigators Group, Inc. (a)                                 377,300
                                                  10,900   Odyssey Re Holdings Corp.                                  467,501
                                                  27,715   Ohio Casualty Corp.                                      1,200,337
                                                  14,206   PMA Capital Corp. Class A (a)                              151,862
                                                  13,700   PXRE Group Ltd. (a)                                         63,568
                                                  15,223   ProAssurance Corp. (a)                                     847,464
                                                   9,154   RLI Corp.                                                  512,166
                                                   7,100   Safety Insurance Group, Inc.                               293,940
                                                  12,900   SeaBright Insurance Holdings, Inc. (a)                     225,492
                                                  26,408   Selective Insurance Group, Inc.                            709,847
                                                   4,612   State Auto Financial Corp.                                 141,358
                                                  10,700   Tower Group, Inc.                                          341,330
                                                   8,200   United America Indemnity, Ltd. (a)                         203,934
                                                   8,100   United Fire & Casualty Co.                                 286,578
                                                                                                                -------------
                                                                                                                   13,018,051
-----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.8%            46,546   Apollo Investment Corp.                                  1,001,677
                                                  30,239   Ares Capital Corp. (e)                                     509,527
                                                  12,600   Calamos Asset Management, Inc. Class A                     321,930
                                                   1,300   Capital Southwest Corp.                                    202,527
                                                   6,400   Cohen & Steers, Inc.                                       278,080
                                                   4,400   Cowen Group, Inc. (a)                                       78,804
                                                   7,300   Epoch Holding Corp. (a)                                     97,747
                                                   2,496   GAMCO Investors, Inc. Class A                              139,901
                                                   6,200   Kohlberg Capital Corp.                                     115,010

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  27,200   MCG Capital Corp.                                    $     435,744
                                                  11,423   NGP Capital Resources Co.                                  190,993
                                                  15,900   National Financial Partners Corp. (e)                      736,329
                                                  14,900   NexCen Brands, Inc. (a)                                    165,986
                                                   5,700   Technology Investment Capital Corp.                         90,003
                                                   7,100   U.S. Global Investors, Inc.                                160,815
                                                   3,800   WP Stewart & Co. Ltd.                                       41,382
                                                  36,500   Waddell & Reed Financial, Inc. Class A                     949,365
                                                                                                                -------------
                                                                                                                    5,515,820
-----------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%               19,000   Fossil, Inc. (a)                                           560,310
                                                   7,500   Movado Group, Inc.                                         253,050
                                                                                                                -------------
                                                                                                                      813,360
-----------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.5%                               31,600   Callaway Golf Co. (h)                                      562,796
                                                   8,800   Great Wolf Resorts, Inc. (a)                               125,400
                                                  24,200   K2, Inc. (a)                                               367,598
                                                  13,800   Life Time Fitness, Inc. (a)(e)                             734,574
                                                  15,700   Premier Exhibitions, Inc. (a)                              247,432
                                                  30,700   Six Flags, Inc. (a)                                        186,963
                                                   3,500   Steinway Musical Instruments, Inc.                         121,065
                                                   6,800   Sturm Ruger & Co., Inc. (a)                                105,536
                                                   9,500   Town Sports International Holdings, Inc. (a)               183,540
                                                  13,656   Vail Resorts, Inc. (a)                                     831,241
                                                   9,400   West Marine, Inc. (a)                                      129,344
                                                                                                                -------------
                                                                                                                    3,595,489
-----------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                               1,500   Hurco Companies, Inc. (a)                                   74,970
-----------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                    18,690   Applied Industrial Technologies, Inc.                      551,355
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                     5,650   Gehl Co. (a)                                               171,534
                                                   6,813   Lindsay Manufacturing Co. (e)                              301,748
                                                                                                                -------------
                                                                                                                      473,282
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%          8,800   ASV, Inc. (a)(e)                                           152,064
                                                   6,817   Astec Industries, Inc. (a)                                 287,814
                                                   2,187   NACCO Industries, Inc. Class A                             340,057
                                                                                                                -------------
                                                                                                                      779,935
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                         21,500   Briggs & Stratton Corp. (e)                                678,540
                                                   7,300   Raser Techonologies, Inc. (a)(e)                            53,947
                                                                                                                -------------
                                                                                                                      732,487
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.6%            11,900   Actuant Corp. Class A                                      750,414
                                                   1,300   Altra Holdings, Inc. (a)                                    22,464
                                                   7,700   Chart Industries, Inc. (a)                                 218,988
                                                   9,100   Columbus McKinnon Corp. (a)                                293,020
                                                   8,300   EnPro Industries, Inc. (a)                                 355,157
                                                   3,900   Hardinge, Inc.                                             132,717
                                                   7,670   Kadant, Inc. (a)                                           239,304
                                                   6,000   Middleby Corp. (a)                                         358,920
                                                  14,710   Nordson Corp.                                              737,854
                                                   9,628   Tecumseh Products Co. Class A (a)                          151,256
                                                   7,274   Tennant Co.                                                265,501
                                                   2,800   Twin Disc, Inc.                                            201,348
                                                  12,179   Woodward Governor Co.                                      653,647
                                                                                                                -------------
                                                                                                                    4,380,590
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                   10,200   Allis-Chalmers Energy, Inc. (a)(e)                         234,498
Services - 1.4%                                   15,500   Basic Energy Services, Inc. (a)                            396,335
                                                   8,802   CARBO Ceramics, Inc.                                       385,616
                                                  16,200   Complete Production Services, Inc. (a)(h)                  418,770

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  10,176   Dril-Quip, Inc. (a)                                  $     457,411
                                                   4,800   Flotek Industries, Inc. (a)                                287,760
                                                   6,417   Gulf Island Fabrication, Inc.                              222,670
                                                  40,143   Hanover Compressor Co. (a)                                 957,411
                                                  12,200   Horizon Offshore, Inc. (a)                                 234,240
                                                  11,440   Hornbeck Offshore Services, Inc. (a)                       443,414
                                                  29,046   Input/Output, Inc. (a)                                     453,408
                                                   6,500   Lufkin Industries, Inc.                                    419,575
                                                   8,200   NATCO Group, Inc. Class A (a)                              377,528
                                                  42,820   Newpark Resources, Inc. (a)                                331,855
                                                  21,200   Oil States International, Inc. (a)                         876,408
                                                  51,981   Parker Drilling Co. (a)                                    547,880
                                                  14,000   RPC, Inc.                                                  238,560
                                                  11,100   Sulphco, Inc. (a)                                           40,071
                                                   2,000   Superior Offshore International, Inc. (a)                   36,400
                                                   5,700   Superior Well Services, Inc. (a)                           144,837
                                                     900   T-3 Energy Services, Inc. (a)                               30,105
                                                   5,200   Trico Marine Services, Inc. (a)                            212,576
                                                   6,000   Union Drilling, Inc. (a)                                    98,520
                                                  12,826   Universal Compression Holdings, Inc. (a)                   929,500
                                                  14,257   W-H Energy Services, Inc. (a)                              882,651
                                                   9,900   Willbros Group, Inc. (a)                                   293,832
                                                                                                                -------------
                                                                                                                    9,951,831
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                       15,600   Bucyrus International, Inc.                              1,104,168
                                                   5,100   Cascade Corp.                                              400,044
                                                  12,400   Flow International Corp. (a)                               156,240
                                                   9,641   Semitool, Inc. (a)                                          92,650
                                                  12,200   TurboChef Technologies, Inc. (a)                           169,824
                                                                                                                -------------
                                                                                                                    1,922,926
-----------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                       35,927   Champion Enterprises, Inc. (a)                             353,162
                                                   4,205   Palm Harbor Homes, Inc. (a)(e)                              59,501
                                                   4,001   Skyline Corp.                                              120,070
                                                                                                                -------------
                                                                                                                      532,733
-----------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                              20,959   Federal Signal Corp.                                       332,410
                                                   5,431   Standex International Corp.                                154,458
                                                                                                                -------------
                                                                                                                      486,868
-----------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                    10,700   Abaxis, Inc. (a)                                           223,202
Supplies - 2.7%                                   12,600   Abiomed, Inc. (a)(e)                                       135,828
                                                  25,700   Align Technology, Inc. (a)                                 620,912
                                                  31,300   American Medical Systems Holdings, Inc. (a)(e)             564,652
                                                   9,100   AngioDynamics, Inc. (a)                                    163,891
                                                   9,208   Arrow International, Inc.                                  352,482
                                                   7,700   Bio-Rad Laboratories, Inc. Class A (a)                     581,889
                                                   7,400   BioMimetic Therapeutics, Inc. (a)                          115,662
                                                  14,528   CONMED Corp. (a)                                           425,380
                                                   2,100   Cantel Medical Corp. (a)                                    35,721
                                                  27,500   Cepheid, Inc. (a)                                          401,500
                                                  12,100   Conceptus, Inc. (a)                                        234,377
                                                   6,800   CryoLife, Inc. (a)                                          88,468
                                                   4,200   Cutera, Inc. (a)                                           104,664
                                                   9,669   Cyberonics, Inc. (a)(e)                                    162,633
                                                   9,400   DJO, Inc. (a)                                              387,938
                                                   5,100   ev3, Inc. (a)                                               86,088
                                                   8,600   FoxHollow Technologies, Inc. (a)                           182,664

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   4,200   Hansen Medical, Inc. (a)(e)                          $      79,338
                                                   8,300   I-Flow Corp. (a)(e)                                        138,942
                                                   7,250   ICU Medical, Inc. (a)                                      311,315
                                                  29,643   Immucor, Inc. (a)                                          829,115
                                                  12,522   Invacare Corp.                                             229,528
                                                  19,240   Inverness Medical Innovations, Inc. (a)                    981,625
                                                  21,000   Kyphon, Inc. (a)                                         1,011,150
                                                   3,678   Landauer, Inc.                                             181,142
                                                  16,400   LifeCell Corp. (a)                                         500,856
                                                   6,050   Medical Action Industries, Inc. (a)                        109,263
                                                  17,344   Mentor Corp.                                               705,554
                                                  14,400   Meridian Bioscience, Inc.                                  311,904
                                                  11,710   Merit Medical Systems, Inc. (a)                            140,052
                                                   8,700   Micrus Endovascular Corp. (a)                              214,020
                                                   4,800   Northstar Neuroscience, Inc. (a)                            55,824
                                                  15,000   NuVasive, Inc. (a)                                         405,150
                                                  20,059   OraSure Technologies, Inc. (a)                             164,083
                                                   5,900   Orthofix International NV (a)                              265,323
                                                  19,598   Owens & Minor, Inc.                                        684,754
                                                  29,173   PSS World Medical, Inc. (a)                                531,532
                                                   8,800   Palomar Medical Technologies, Inc. (a)                     305,448
                                                  11,629   PolyMedica Corp.                                           475,045
                                                  16,900   Sonic Innovations, Inc. (a)                                147,875
                                                   7,815   SonoSite, Inc. (a)                                         245,625
                                                  18,600   Spectranetic Corp. (a)                                     214,272
                                                  10,800   Stereotaxis, Inc. (a)                                      141,048
                                                  28,300   Steris Corp.                                               865,980
                                                   8,083   SurModics, Inc. (a)                                        404,150
                                                  14,400   Symmetry Medical, Inc. (a)                                 230,544
                                                  25,947   Thoratec Corp. (a)                                         477,165
                                                  13,860   Ventana Medical Systems, Inc. (a)                        1,070,962
                                                   3,524   Vital Signs, Inc.                                          195,758
                                                   8,000   Volcano Corp. (a)                                          161,680
                                                  14,376   West Pharmaceutical Services, Inc.                         677,828
                                                  15,400   Wright Medical Group, Inc. (a)                             371,448
                                                                                                                -------------
                                                                                                                   18,703,249
-----------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                            5,900   Air Methods Corp. (a)                                      216,353
                                                  17,000   Magellan Health Services, Inc. (a)                         789,990
                                                  13,971   Option Care, Inc.                                          215,153
                                                  13,797   Parexel International Corp. (a)                            580,302
                                                  10,195   RehabCare Group, Inc. (a)                                  145,177
                                                                                                                -------------
                                                                                                                    1,946,975
-----------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                           3,100   Ampco-Pittsburgh Corp.                                     124,279
                                                   5,600   CIRCOR International, Inc.                                 226,408
                                                     300   Compx International, Inc.                                    5,550
                                                   5,300   Dynamic Materials Corp.                                    198,750
                                                  10,150   Encore Wire Corp. (e)                                      298,816
                                                   4,600   Haynes International, Inc. (a)                             388,378
                                                   8,000   Insteel Industries, Inc.                                   144,000
                                                  13,626   Kaydon Corp.                                               710,187
                                                   6,300   LB Foster Co. Class A (a)                                  180,684
                                                  53,660   Mueller Water Products, Inc. Series A (e)                  915,440
                                                   5,900   Northwest Pipe Co. (a)                                     209,863
                                                  16,110   Quanex Corp.                                               784,557
                                                  10,000   RBC Bearings, Inc. (a)                                     412,500

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  10,013   RTI International Metals, Inc. (a)                   $     754,680
                                                  12,693   Ryerson, Inc.                                              477,891
                                                   8,900   Superior Essex, Inc. (a)                                   332,415
                                                     700   Trimas Corp. (a)                                             8,456
                                                   7,458   Valmont Industries, Inc.                                   542,644
                                                                                                                -------------
                                                                                                                    6,715,498
-----------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.6%             3,400   AM Castle & Co.                                            122,094
                                                   8,673   AMCOL International Corp.                                  236,860
                                                  23,900   Apex Silver Mines Ltd. (a)                                 482,302
                                                   8,211   Brush Engineered Materials, Inc. (a)                       344,780
                                                  14,000   Compass Minerals International, Inc.                       485,240
                                                  43,144   GrafTech International Ltd. (a)                            726,545
                                                  57,800   Hecla Mining Co. (a)                                       493,612
                                                  29,200   Idaho General Mines, Inc. (a)                              185,128
                                                   9,353   Minerals Technologies, Inc.                                626,183
                                                  17,064   Stillwater Mining Co. (a)                                  187,875
                                                  23,500   US Gold Corp. (a)                                          129,250
                                                  27,300   Uranium Resources, Inc. (a)                                301,119
                                                                                                                -------------
                                                                                                                    4,320,988
-----------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%           5,000   MGP Ingredients, Inc. (e)                                   84,500
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                  4,200   Core-Mark Holdings Co., Inc. (a)                           151,116
Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%              9,500   Reddy Ice Holdings, Inc.                                   270,940
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                   2,100   Animal Health International, Inc. (a)                       30,429
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                         11,850   Ceradyne, Inc. (a)                                         876,426
Commodities - 0.2%                                17,379   Symyx Technologies Inc. (a)                                200,032
                                                   9,589   WD-40 Co.                                                  315,190
                                                                                                                -------------
                                                                                                                    1,391,648
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                         14,538   Insituform Technologies, Inc. Class A (a)                  317,074
Processing - 0.3%                                 11,100   Metal Management, Inc.                                     489,177
                                                   7,655   Rogers Corp. (a)                                           283,235
                                                  36,459   USEC, Inc. (a)                                             801,369
                                                   2,300   Xerium Technologies, Inc.                                   17,526
                                                                                                                -------------
                                                                                                                    1,908,381
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%            20,300   Blount International, Inc. (a)                             265,524
                                                   5,700   Park-Ohio Holdings Corp (a)                                155,610
                                                                                                                -------------
                                                                                                                      421,134
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                   12,200   IHS, Inc. Class A (a)                                      561,200
                                                   6,700   iRobot Corp. (a)(e)                                        132,995
                                                   7,600   Vocus, Inc. (a)                                            190,836
                                                                                                                -------------
                                                                                                                      885,031
-----------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%                     13,200   Compass Diversified Trust                                  235,356
                                                  24,371   GenCorp, Inc. (a)                                          318,529
                                                   3,700   GenTek Inc. (a)                                            130,314
                                                  12,794   Kaman Corp. Class A                                        399,045
                                                  11,399   Lancaster Colony Corp.                                     477,504
                                                   6,900   Raven Industries, Inc.                                     246,399
                                                   2,565   Sequa Corp. Class A (a)                                    287,280
                                                  21,200   Walter Industries, Inc.                                    613,952
                                                                                                                -------------
                                                                                                                    2,708,379
-----------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                       21,100   ACCO Brands Corp. (a)                                      486,355
Equipment - 0.3%                                  29,500   Herman Miller, Inc.                                        932,200
                                                  10,674   Kimball International, Inc. Class B                        149,543

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  18,900   Knoll, Inc.                                          $     423,360
                                                                                                                -------------
                                                                                                                    1,991,458
-----------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%                          11,954   Atwood Oceanics, Inc. (a)                                  820,283
                                                   4,000   Bois d'Arc Energy, Inc. (a)                                 68,120
                                                  11,000   Hercules Offshore, Inc. (a)(e)                             356,180
                                                                                                                -------------
                                                                                                                    1,244,583
-----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.1%                          200   APCO Argentina, Inc.                                        16,958
                                                  10,600   ATP Oil & Gas Corp. (a)                                    515,584
                                                   5,800   Arena Resources, Inc. (a)                                  337,038
                                                  11,225   Atlas America, Inc.                                        603,119
                                                  28,200   BPZ Energy, Inc. (a)                                       157,356
                                                  16,202   Berry Petroleum Co. Class A                                610,491
                                                  11,700   Bill Barrett Corp. (a)                                     430,911
                                                  19,800   Brigham Exploration Co. (a)                                116,226
                                                   8,800   Bronco Drilling Co., Inc. (a)                              144,408
                                                   9,800   Callon Petroleum Co. (a)                                   138,866
                                                  11,000   Carrizo Oil & Gas, Inc. (a)                                456,170
                                                   4,300   Clayton Williams Energy, Inc. (a)                          113,821
                                                  17,557   Comstock Resources, Inc. (a)                               526,183
                                                   7,000   Contango Oil & Gas Co. (a)                                 254,030
                                                   3,000   Delek US Holdings, Inc.                                     79,950
                                                  23,500   EXCO Resources, Inc. (a)                                   409,840
                                                  14,400   Edge Petroleum Corp. (a)                                   201,744
                                                  21,500   Encore Acquisition Co. (a)                                 597,700
                                                  16,000   Energy Infrastructure Acquisition Corp. (a)                156,160
                                                  15,537   Energy Partners Ltd. (a)                                   259,312
                                                  20,400   FX Energy, Inc. (a)                                        186,660
                                                  22,600   GeoGlobal Resources, Inc. (a)(e)                           115,034
                                                   4,600   Geokinectics, Inc. (a)                                     142,738
                                                   6,800   Goodrich Petroleum Corp. (a)(e)                            235,484
                                                  85,743   Grey Wolf, Inc. (a)                                        706,522
                                                  11,400   Gulfport Energy Corp. (a)                                  227,772
                                                  16,300   Harvest Natural Resources, Inc. (a)                        194,133
                                                  36,400   Mariner Energy, Inc. (a)                                   882,700
                                                  12,300   McMoRan Exploration Co. (a)(e)                             172,200
                                                  38,911   Meridian Resource Corp. (a)                                117,511
                                                   5,500   NTR Acquisition Co. (a)                                     52,085
                                                  31,500   Oilsands Quest, Inc. (a)                                    77,805
                                                  16,400   Parallel Petroleum Corp. (a)                               359,160
                                                  70,062   PetroHawk Energy Corp. (a)                               1,111,183
                                                   7,100   Petroleum Development Corp. (a)                            337,108
                                                  18,100   Petroquest Energy, Inc. (a)                                263,174
                                                  21,700   Pioneer Drilling Co. (a)                                   323,547
                                                   5,249   Resource America, Inc. Class A                             108,182
                                                  20,300   Rosetta Resources, Inc. (a)                                437,262
                                                  10,478   Stone Energy Corp. (a)                                     358,976
                                                  13,017   Swift Energy Co. (a)                                       556,607
                                                  19,400   TXCO Resources, Inc. (a)                                   199,432
                                                   9,400   Toreador Resources Corp. (a)                               141,000
                                                   2,900   Venoco, Inc. (a)                                            54,143
                                                  11,110   VeraSun Energy Corp. (a)                                   160,873
                                                  25,900   Warren Resources, Inc. (a)                                 302,512
                                                  15,410   Whiting Petroleum Corp. (a)                                624,413
                                                                                                                -------------
                                                                                                                   14,574,083
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%                   28,600   Delta Petroleum Corp. (a)(e)                         $     574,002
                                                   5,000   GMX Resources Inc. (a)(e)                                  173,000
                                                                                                                -------------
                                                                                                                      747,002
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%              25,700   Vaalco Energy, Inc. (a)                                    124,131
-----------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                          21,576   Ferro Corp.                                                537,890
                                                  26,380   H.B. Fuller Co.                                            788,498
                                                   1,693   Kronos Worldwide, Inc.                                      42,748
                                                                                                                -------------
                                                                                                                    1,369,136
-----------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                      11,674   Albany International Corp. Class A                         472,096
                                                  24,400   Bowater, Inc. (e)                                          608,780
                                                  13,298   Buckeye Technologies, Inc. (a)                             205,720
                                                   8,892   Chesapeake Corp.                                           111,772
                                                     900   Multi-Color Corp.                                           35,379
                                                   9,700   Mercer International, Inc.-Sbi (a)                          98,940
                                                   8,100   Neenah Paper, Inc.                                         334,206
                                                  19,901   P.H. Glatfelter Co.                                        270,455
                                                  13,980   Rock-Tenn Co. Class A                                      443,446
                                                  19,342   Wausau Paper Corp.                                         259,183
                                                                                                                -------------
                                                                                                                    2,839,977
-----------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                                 1,600   CPI Corp.                                                  111,200
-----------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                    5,600   The Lamson & Sessions Co. (a)                              148,792
                                                  13,854   Spartech Corp.                                             367,824
                                                                                                                -------------
                                                                                                                      516,616
-----------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                  7,100   American Ecology Corp.                                     152,082
Services - 0.2%                                   35,100   Darling International, Inc. (a)                            320,814
                                                   5,900   Fuel Tech, Inc. (a)                                        202,075
                                                  17,146   Headwaters, Inc. (a)                                       296,111
                                                   3,400   Team, Inc. (a)                                             152,898
                                                                                                                -------------
                                                                                                                    1,123,980
-----------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%               13,951   Regal-Beloit Corp.                                         649,280
-----------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%                15,382   Bowne & Co., Inc.                                          300,103
                                                  23,300   Cenveo, Inc. (a)                                           540,327
                                                   6,400   Schawk, Inc.                                               128,128
                                                  17,800   VistaPrint Ltd. (a)                                        680,850
                                                                                                                -------------
                                                                                                                    1,649,408
-----------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.1%            14,957   ATMI, Inc. (a)(h)                                          448,710
                                                  44,200   Axcelis Technologies, Inc. (a)                             286,858
                                                  34,278   Brooks Automation, Inc. (a)(e)                             622,146
                                                  19,256   Cognex Corp.                                               433,453
                                                  40,468   Credence Systems Corp. (a)                                 145,685
                                                  15,700   Cymer, Inc. (a)(h)                                         631,140
                                                   8,231   Dionex Corp. (a)                                           584,319
                                                  12,661   Electro Scientific Industries, Inc. (a)                    263,349
                                                  57,299   Entegris, Inc. (a)(e)                                      680,712
                                                  10,090   Esterline Technologies Corp. (a)                           487,448
                                                  13,955   FEI Co. (a)                                                452,979
                                                  10,900   Intevac, Inc. (a)                                          231,734
                                                  28,456   Kulicke & Soffa Industries, Inc. (a)                       297,934
                                                  33,103   LTX Corp. (a)                                              184,053
                                                   9,200   MTS Systems Corp.                                          410,964
                                                  22,899   Mattson Technology, Inc. (a)                               222,120
                                                  17,479   Photronics, Inc. (a)                                       260,088
                                                   6,800   Rofin-Sinar Technologies, Inc. (a)                         469,200
                                                  12,673   Rudolph Technologies, Inc. (a)                             210,499
                                                   5,200   Ultra Clean Holdings, Inc. (a)                              72,696

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  13,490   Ultratech, Inc. (a)                                  $     179,822
                                                                                                                -------------
                                                                                                                    7,575,909
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%                   4,600   Consolidated Graphics, Inc. (a)                            318,688
                                                   4,050   Courier Corp.                                              162,000
                                                   5,940   GateHouse Media, Inc.                                      110,187
                                                  14,182   Martha Stewart Living Omnimedia, Inc. Class A (e)          243,930
                                                  11,207   Playboy Enterprises, Inc. Class B (a)                      126,975
                                                 100,200   Primedia, Inc. (a)                                         285,570
                                                  16,860   Scholastic Corp. (a)                                       605,948
                                                                                                                -------------
                                                                                                                    1,853,298
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                     36,700   Belo Corp. Class A                                         755,653
                                                  19,000   Journal Communications, Inc. Class A                       247,190
                                                  22,900   Lee Enterprises, Inc.                                      477,694
                                                   9,600   Media General, Inc. Class A                                319,392
                                                  36,529   Sun-Times Media Group, Inc.                                191,777
                                                                                                                -------------
                                                                                                                    1,991,706
-----------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                    19,900   CKX, Inc. (a)                                              275,018
                                                 102,330   Citadel Broadcasting Corp.                                 660,028
                                                  17,500   Cox Radio, Inc. Class A (a)                                249,200
                                                  19,600   Cumulus Media, Inc. Class A (a)(e)                         183,260
                                                  19,800   Emmis Communications Corp. Class A                         182,358
                                                  14,200   Entercom Communications Corp.                              353,438
                                                   2,200   Fisher Communications, Inc. (a)                            111,738
                                                  18,200   Gray Television, Inc.                                      168,714
                                                  11,800   Lin TV Corp. Class A (a)                                   221,958
                                                   1,500   Nexstar Broadcasting Group, Inc. Class A (a)                19,710
                                                  33,200   Radio One, Inc. Class D (a)                                234,392
                                                   3,383   Salem Communications Corp. Class A                          37,517
                                                  21,364   Sinclair Broadcast Group, Inc. Class A                     303,796
                                                  17,484   Spanish Broadcasting System, Inc. Class A (a)               75,181
                                                  24,000   Westwood One, Inc.                                         172,560
                                                   9,796   World Wrestling Entertainment, Inc.                        156,638
                                                                                                                -------------
                                                                                                                    3,405,506
-----------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                          3,800   American Railcar Industries, Inc. (e)                      148,200
                                                   5,300   Freightcar America, Inc.                                   253,552
                                                   7,000   Greenbrier Cos., Inc. (e)                                  211,540
                                                  20,239   Westinghouse Air Brake Technologies Corp.                  739,331
                                                                                                                -------------
                                                                                                                    1,352,623
-----------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                  16,081   Florida East Coast Industries, Inc. (e)                  1,334,401
                                                  14,875   Genesee & Wyoming, Inc. Class A (a)                        443,870
                                                                                                                -------------
                                                                                                                    1,778,271
-----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                   800   AMREP Corp.                                                 38,040
                                                   3,000   Avatar Holdings, Inc. (a)(e)                               230,820
                                                   5,600   Bluegreen Corp. (a)                                         65,464
                                                   2,500   Consolidated-Tomoka Land Co.                               173,225
                                                  11,100   Grubb & Ellis Co. (a)                                      128,760
                                                   7,100   HFF, Inc. Class A (a)                                      110,121
                                                   3,400   Quadra Realty Trust, Inc. (a)                               42,534
                                                   5,500   Resource Capital Corp.                                      76,890
                                                   4,015   Tejon Ranch Co. (a)                                        177,463
                                                  14,400   Thomas Properties Group, Inc.                              230,112
                                                                                                                -------------
                                                                                                                    1,273,429
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -5.9%       15,801   Acadia Realty Trust                                        410,036
                                                  19,472   Affordable Residential Communities Inc. (a)                230,159
                                                   3,400   Agree Realty Corp.                                         106,250

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  17,700   Alesco Financial, Inc.                               $     143,901
                                                     767   Alexander's, Inc. (a)                                      310,060
                                                  12,776   Alexandria Real Estate Equities, Inc.                    1,236,972
                                                  10,050   American Campus Communities, Inc.                          284,315
                                                  56,600   American Financial Realty Trust (h)                        584,112
                                                  21,987   American Home Mortgage Investment Corp. (e)                404,121
                                                  25,400   Anthracite Capital, Inc. (c)(h)                            297,180
                                                  19,800   Anworth Mortgage Asset Corp.                               179,190
                                                   7,000   Arbor Realty Trust, Inc.                                   180,670
                                                  46,080   Ashford Hospitality Trust, Inc. (h)                        541,901
                                                  11,400   Associated Estates Realty Corp.                            177,726
                                                   3,800   BRT Realty Trust                                            98,838
                                                  28,420   BioMed Realty Trust, Inc.                                  713,910
                                                   7,800   CBRE Realty Finance, Inc.                                   92,742
                                                  16,300   Capital Lease Funding, Inc.                                175,225
                                                   6,000   Capital Trust, Inc.                                        204,840
                                                  19,200   Cedar Shopping Centers, Inc.                               275,520
                                                  17,000   Corporate Office Properties Trust (h)                      697,170
                                                  17,400   Cousins Properties, Inc.                                   504,774
                                                  35,900   Crescent Real Estate EQT Co. (h)                           805,596
                                                   8,600   Crystal River Capital, Inc.                                208,808
                                                  71,110   DCT Industrial Trust, Inc.                                 765,144
                                                  20,900   Deerfield Triarc Capital Corp.                             305,767
                                                  41,150   DiamondRock Hospitality Co.                                785,142
                                                  21,540   Digital Realty Trust, Inc.                                 811,627
                                                   9,927   Eastgroup Properties, Inc.                                 435,001
                                                  15,300   Education Realty Trust, Inc.                               214,659
                                                  11,580   Entertainment Properties Trust                             622,772
                                                  27,040   Equity Inns, Inc.                                          605,696
                                                   8,794   Equity Lifestyle Properties, Inc.                          458,959
                                                  15,000   Equity One, Inc.                                           383,250
                                                  28,050   Extra Space Storage, Inc.                                  462,825
                                                  27,170   FelCor Lodging Trust, Inc.                                 707,235
                                                  20,800   First Industrial Realty Trust, Inc.                        806,208
                                                  13,100   First Potomac Realty Trust                                 305,099
                                                  23,300   Franklin Street Properties Corp.                           385,382
                                                  62,700   Friedman Billings Ramsey Group, Inc. Class A               342,342
                                                  13,590   GMH Communities Trust                                      131,687
                                                   5,900   Getty Realty Corp.                                         155,052
                                                  16,156   Glimcher Realty Trust                                      403,900
                                                   6,550   Gramercy Capital Corp.                                     180,387
                                                  23,200   Healthcare Realty Trust, Inc.                              644,496
                                                  17,700   Hersha Hospitality Trust                                   209,214
                                                  26,700   Highland Hospitality Corp.                                 512,640
                                                  24,800   Highwoods Properties, Inc.                                 930,000
                                                  15,720   Home Properties, Inc.                                      816,340
                                                  40,300   IMPAC Mortgage Holdings, Inc. (e)                          185,783
                                                  25,200   Inland Real Estate Corp.                                   427,896
                                                  16,992   Innkeepers USA Trust                                       301,268
                                                  21,000   Investors Real Estate Trust                                216,930
                                                  11,300   JER Investors Trust, Inc.                                  169,500
                                                   9,940   Kite Realty Group Trust                                    189,059
                                                   8,200   LTC Properties, Inc.                                       186,550
                                                  19,020   LaSalle Hotel Properties                                   825,848
                                                  28,692   Lexington Corporate Properties Trust                       596,794

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  20,300   Luminent Mortgage Capital, Inc. (e)                  $     204,827
                                                  35,300   MFA Mortgage Investments, Inc.                             256,984
                                                  15,900   Maguire Properties, Inc.                                   545,847
                                                  26,400   Medical Properties Trust, Inc.                             349,272
                                                  16,480   Meruelo Maddux Properties, Inc. (a)                        134,477
                                                  11,029   Mid-America Apartment Communities, Inc.                    578,802
                                                   3,700   Mission West Properties, Inc.                               51,578
                                                   8,729   National Health Investors, Inc.                            276,884
                                                  28,875   National Retail Properties, Inc.                           631,208
                                                  38,559   Nationwide Health Properties, Inc.                       1,048,805
                                                  20,300   Newcastle Investment Corp.                                 508,921
                                                  26,700   NorthStar Realty Finance Corp.                             334,017
                                                  21,100   NovaStar Financial, Inc. (e)                               147,278
                                                  29,200   Omega Healthcare Investors, Inc.                           462,236
                                                   6,408   PS Business Parks, Inc.                                    406,075
                                                   6,204   Parkway Properties, Inc.                                   297,978
                                                  14,232   Pennsylvania Real Estate Investment Trust                  630,905
                                                  18,986   Post Properties, Inc.                                      989,740
                                                  16,247   Potlatch Corp.                                             699,433
                                                  29,810   RAIT Investment Trust                                      775,656
                                                   9,400   Ramco-Gershenson Properties Trust                          337,742
                                                  43,900   Realty Income Corp.                                      1,105,841
                                                   9,695   Redwood Trust, Inc. (e)                                    469,044
                                                  16,900   Republic Property Trust                                    207,025
                                                   6,222   Saul Centers, Inc.                                         282,168
                                                  33,314   Senior Housing Properties Trust                            677,940
                                                   8,580   Sovran Self Storage, Inc.                                  413,213
                                                  44,900   Spirit Finance Corp.                                       653,744
                                                  32,300   Strategic Hotel Capital, Inc.                              726,427
                                                   9,243   Sun Communities, Inc.                                      275,164
                                                  27,100   Sunstone Hotel Investors, Inc.                             769,369
                                                  15,322   Tanger Factory Outlet Centers, Inc.                        573,809
                                                   2,875   Tarragon Corp. (a)                                          24,323
                                                  18,270   U-Store-It Trust                                           299,445
                                                   4,627   Universal Health Realty Income Trust                       154,079
                                                   9,200   Urstadt Biddle Properties, Inc. Class A                    156,492
                                                  19,665   Washington Real Estate Investment Trust                    668,610
                                                   8,955   Winston Hotels, Inc.                                       134,325
                                                  11,800   Winthrop Realty Trust, Inc.                                 81,538
                                                                                                                -------------
                                                                                                                   41,685,689
-----------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%               5,643   Arctic Cat, Inc.                                           111,731
                                                  27,799   Fleetwood Enterprises, Inc. (a)                            251,581
                                                   2,075   Marine Products Corp.                                       17,077
                                                  13,024   Monaco Coach Corp.                                         186,894
                                                  15,500   Polaris Industries, Inc.                                   839,480
                                                  13,090   Winnebago Industries, Inc.                                 386,417
                                                                                                                -------------
                                                                                                                    1,793,180
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                         5,253   Electro Rent Corp.                                          76,379
Commercial - 0.1%                                  5,900   H&E Equipment Services, Inc. (a)                           163,666
                                                   2,900   Interpool, Inc.                                             78,010
                                                  11,010   McGrath RentCorp                                           370,927
                                                  13,100   Williams Scotsman International, Inc. (a)                  311,911
                                                                                                                -------------
                                                                                                                    1,000,893
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                        18,393   Aaron Rents, Inc.                                          537,076
Consumer - 0.3%                                    4,600   Amerco, Inc. (a)(e)                                        347,300

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  11,895   Dollar Thrifty Automotive Group, Inc. (a)            $     485,792
                                                   5,900   RSC Holdings, Inc. (a)                                     118,000
                                                  31,100   Rent-A-Center, Inc. (a)                                    815,753
                                                                                                                -------------
                                                                                                                    2,303,921
-----------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.7%                                12,800   AFC Enterprises, Inc. (a)                                  221,312
                                                  32,400   Applebee's International, Inc.                             780,840
                                                   4,700   BJ's Restaurants, Inc. (a)                                  92,778
                                                   2,700   Benihana, Inc. Class A (a)                                  54,000
                                                  17,380   Bob Evans Farms, Inc.                                      640,453
                                                   7,750   Buffalo Wild Wings, Inc. (a)                               322,323
                                                  10,700   CBRL Group, Inc.                                           454,536
                                                  12,350   CEC Entertainment, Inc. (a)                                434,720
                                                  27,400   CKE Restaurants, Inc.                                      549,918
                                                  15,750   California Pizza Kitchen, Inc. (a)                         338,310
                                                   4,300   Carrols Restaurant Group, Inc. (a)                          65,575
                                                  13,500   Chipotle Mexican Grill, Inc. Class B (a)                 1,061,505
                                                  49,000   Denny's Corp. (a)                                          216,090
                                                  15,450   Domino's Pizza, Inc.                                       282,271
                                                   7,548   IHOP Corp.                                                 410,838
                                                  13,568   Jack in the Box, Inc. (a)                                  962,514
                                                  28,700   Jamba, Inc. (a)                                            262,318
                                                  28,200   Krispy Kreme Doughnuts, Inc. (a)(e)                        261,132
                                                   7,396   Landry's Restaurants, Inc.                                 223,803
                                                   3,800   McCormick & Schmick's Seafood Restaurants, Inc. (a)         98,572
                                                   1,300   Morton's Restaurant Group, Inc. (a)                         23,543
                                                  13,684   O'Charleys, Inc.                                           275,869
                                                  11,208   P.F. Chang's China Bistro, Inc. (a)                        394,522
                                                  11,696   Papa John's International, Inc. (a)                        336,377
                                                  15,877   Rare Hospitality International, Inc. (a)                   425,027
                                                   8,800   Red Robin Gourmet Burgers, Inc. (a)                        355,256
                                                  23,600   Ruby Tuesday, Inc.                                         621,388
                                                   8,300   Ruth's Chris Steak House, Inc. (a)                         141,017
                                                  31,520   Sonic Corp. (a)                                            697,222
                                                   9,828   The Steak n Shake Co. (a)                                  164,029
                                                  20,800   Texas Roadhouse, Inc. Class A (a)                          266,032
                                                  25,850   Triarc Cos.                                                405,845
                                                                                                                -------------
                                                                                                                   11,839,935
-----------------------------------------------------------------------------------------------------------------------------
Retail - 3.5%                                        900   1-800 Contacts, Inc. (a)                                    21,114
                                                  15,424   1-800-FLOWERS.COM, Inc. Class A (a)                        145,448
                                                  18,200   99 Cents Only Stores (a)                                   238,602
                                                   8,800   AC Moore Arts & Crafts, Inc. (a)                           172,568
                                                  22,450   Aeropostale, Inc. (a)                                      935,716
                                                   8,600   Asbury Automotive Group, Inc.                              214,570
                                                   8,400   bebe Stores, Inc.                                          134,484
                                                   9,900   Big 5 Sporting Goods Corp.                                 252,450
                                                  89,000   Blockbuster, Inc. Class A (a)(e)                           383,590
                                                   5,800   Blue Nile, Inc. (a)                                        350,320
                                                   3,800   The Bon-Ton Stores, Inc.                                   152,228
                                                   9,200   Books-A-Million, Inc.                                      155,848
                                                  25,400   Borders Group, Inc.                                        484,124
                                                  19,127   Brown Shoe Co., Inc.                                       465,169
                                                   5,073   The Buckle, Inc.                                           199,876
                                                   6,300   Build-A-Bear Workshop, Inc. (a)(e)                         164,682
                                                  17,834   CSK Auto Corp. (a)                                         328,146
                                                  13,800   Cabela's, Inc. Class A (a)                                 305,394

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   7,950   Cache, Inc. (a)                                      $     105,496
                                                  15,700   Casual Male Retail Group, Inc. (a)                         158,570
                                                  12,995   The Cato Corp. Class A                                     285,110
                                                  30,434   Central Garden and Pet Co. Class A (a)                     356,991
                                                  11,100   Charlotte Russe Holding, Inc. (a)                          298,257
                                                  59,440   Charming Shoppes, Inc. (a)                                 643,735
                                                   9,485   The Children's Place Retail Stores, Inc. (a)               489,805
                                                  15,728   Christopher & Banks Corp.                                  269,735
                                                   5,200   Conn's, Inc. (a)                                           148,512
                                                     500   DEB Shops, Inc.                                             13,825
                                                  22,990   Dress Barn, Inc. (a)                                       471,755
                                                  10,200   Eddie Bauer Holdings, Inc. (a)                             131,070
                                                  16,100   Ezcorp, Inc. (a)                                           213,164
                                                   4,800   FTD Group, Inc.                                             88,368
                                                  18,735   Fred's, Inc.                                               250,674
                                                  10,500   GSI Commerce, Inc. (a)(e)                                  238,455
                                                   7,500   Gaiam, Inc. (a)                                            136,725
                                                   5,800   Gander Mountain Co. (a)(e)                                  65,830
                                                  10,738   Genesco, Inc. (a)                                          561,705
                                                  10,532   Group 1 Automotive, Inc.                                   424,861
                                                  14,139   Guitar Center, Inc. (a)                                    845,654
                                                  14,258   Gymboree Corp. (a)                                         561,908
                                                  23,181   HOT Topic, Inc. (a)                                        251,977
                                                  15,875   Hibbett Sports, Inc. (a)                                   434,658
                                                  20,998   Insight Enterprises, Inc. (a)                              473,925
                                                  12,205   Jo-Ann Stores, Inc. (a)                                    346,988
                                                   8,933   Jos. A. Bank Clothiers, Inc. (a)                           370,452
                                                   1,788   Lawson Products, Inc.                                       69,196
                                                   6,800   Lithia Motors, Inc. Class A                                172,312
                                                   7,100   MarineMax, Inc. (a)                                        142,142
                                                  22,500   Men's Wearhouse, Inc.                                    1,149,075
                                                   7,200   New York & Co. (a)                                          78,912
                                                   7,200   Overstock.com, Inc. (a)(e)                                 131,544
                                                     400   PC Connection, Inc. (a)                                      5,296
                                                  30,500   Pacific Sunwear of California, Inc. (a)                    671,000
                                                   9,900   The Pantry, Inc. (a)                                       456,390
                                                  28,400   Payless Shoesource, Inc. (a)                               896,020
                                                  20,710   The Pep Boys - Manny, Moe & Jack                           417,514
                                                  12,800   PetMed Express, Inc. (a)                                   164,352
                                                  38,399   Pier 1 Imports, Inc.                                       326,008
                                                   3,800   PriceSmart, Inc.                                            93,974
                                                  15,916   Priceline.com, Inc. (a)                                  1,094,066
                                                   8,800   Retail Ventures, Inc. (a)                                  141,944
                                                   9,600   Rush Enterprises, Inc. Class A (a)                         208,512
                                                   6,647   Russ Berrie & Co., Inc. (a)                                123,834
                                                  35,900   Sally Beauty Co., Inc. (a)                                 323,100
                                                   9,654   School Specialty, Inc. (a)                                 342,138
                                                   4,400   Shutterfly, Inc. (a)                                        94,820
                                                  11,700   Sonic Automotive, Inc.                                     338,949
                                                  17,350   Stage Stores, Inc.                                         363,656
                                                   8,803   Stamps.com, Inc. (a)                                       121,305
                                                  11,824   Stein Mart, Inc.                                           144,962
                                                     300   Syms Corp. (a)                                               5,919
                                                   2,600   Systemax, Inc.                                              54,106
                                                   8,100   Talbots, Inc.                                              202,743

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  12,990   Tuesday Morning Corp.                                $     160,556
                                                  13,366   Tween Brands, Inc. (a)                                     596,124
                                                  20,780   United Natural Foods, Inc. (a)                             552,332
                                                  17,856   ValueVision Media, Inc. Class A (a)                        202,130
                                                   6,400   Volcom, Inc. (a)                                           320,832
                                                  36,700   The Wet Seal, Inc. Class A (a)                             220,567
                                                  21,300   Zale Corp. (a)                                             507,153
                                                   7,500   Zumiez, Inc. (a)                                           283,350
                                                                                                                -------------
                                                                                                                   24,919,367
-----------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.5%                              8,537   Anchor Bancorp Wisconsin, Inc.                             223,584
                                                  26,738   Bank Mutual Corp.                                          308,289
                                                  19,442   BankAtlantic Bancorp, Inc. Class A                         167,396
                                                  16,973   BankUnited Financial Corp. Class A                         340,648
                                                   3,800   Berkshire Hills Bancorp, Inc.                              119,738
                                                  31,887   Brookline Bancorp, Inc.                                    367,019
                                                  16,249   Dime Community Bancshares, Inc.                            214,324
                                                   9,200   Downey Financial Corp. (e)                                 607,016
                                                   5,226   First Financial Holdings, Inc.                             170,942
                                                   8,500   First Indiana Corp.                                        188,020
                                                  51,853   First Niagara Financial Group, Inc.                        679,274
                                                   5,000   First Place Financial Corp.                                105,600
                                                  12,650   First Republic Bank                                        678,799
                                                   8,300   FirstFed Financial Corp. (a)(e)                            470,859
                                                  19,350   Flagstar Bancorp, Inc.                                     233,167
                                                   9,575   Flushing Financial Corp.                                   153,775
                                                   3,078   Great Southern Bancorp, Inc.                                83,260
                                                   4,450   Horizon Financial Corp.                                     96,966
                                                   6,350   IBERIABANK Corp.                                           314,008
                                                   3,700   ITLA Capital Corp.                                         192,844
                                                   9,400   KNBT Bancorp, Inc.                                         138,180
                                                   6,600   Kearny Financial Corp.                                      88,968
                                                  15,560   MAF Bancorp, Inc.                                          844,286
                                                     300   NASB Financial, Inc.                                        10,095
                                                  49,300   NewAlliance Bancshares, Inc.                               725,696
                                                   6,267   Northwest Bancorp, Inc.                                    163,819
                                                  13,965   Ocwen Financial Corp. (a)                                  186,153
                                                  12,811   PFF Bancorp, Inc.                                          357,811
                                                  15,028   Partners Trust Financial Group, Inc.                       157,794
                                                  28,658   Provident Financial Services, Inc.                         451,650
                                                  14,889   Provident New York Bancorp                                 201,150
                                                   3,500   Rockville Financial, Inc.                                   52,850
                                                     600   Roma Financial Corp.                                         9,942
                                                  22,343   Sterling Financial Corp.                                   646,606
                                                   9,800   TierOne Corp.                                              294,980
                                                   9,061   United Community Financial Corp.                            90,429
                                                   1,700   ViewPoint Financial Group                                   29,257
                                                  39,633   W Holding Co., Inc.                                        104,631
                                                   4,512   Westfield Financial, Inc.                                   44,985
                                                                                                                -------------
                                                                                                                   10,314,810
-----------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%           18,935   Newport Corp. (a)                                          293,114
                                                  14,535   Varian, Inc. (a)                                           796,954
                                                                                                                -------------
                                                                                                                    1,090,068
-----------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%            22,145   Centerline Holding Co.                                     398,610
                                                   6,300   GFI Group, Inc. (a)                                        456,624
                                                  11,100   KBW, Inc. (a)                                              326,118

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  48,900   Knight Capital Group, Inc. Class A (a)(h)            $     811,740
                                                  20,200   LaBranche & Co., Inc. (a)                                  149,076
                                                  49,900   Ladenburg Thalmann Financial Services, Inc. (a)(e)         114,770
                                                  13,500   MarketAxess Holdings, Inc. (a)                             242,865
                                                  17,000   optionsXpress Holdings, Inc.                               436,220
                                                   4,600   Penson Worldwide, Inc. (a)                                 112,838
                                                   9,706   SWS Group, Inc.                                            209,844
                                                   6,700   Thomas Weisel Partners Group, Inc. (a)                     111,555
                                                                                                                -------------
                                                                                                                    3,370,260
-----------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%                       21,470   ABM Industries, Inc.                                       554,141
                                                  15,105   AMN Healthcare Services, Inc. (a)                          332,310
                                                  10,161   Administaff, Inc.                                          340,292
                                                   7,800   The Advisory Board Co. (a)                                 433,368
                                                   8,800   Ambassadors Group, Inc.                                    312,664
                                                   5,400   Ambassadors International, Inc.                            179,604
                                                   4,400   Barrett Business Services                                  113,652
                                                  20,553   CBIZ, Inc. (a)                                             151,064
                                                   7,501   CDI Corp.                                                  241,532
                                                   6,400   CRA International, Inc. (a)                                308,480
                                                   9,878   Casella Waste Systems, Inc. (a)                            106,485
                                                  11,072   Chemed Corp.                                               733,963
                                                   8,450   CoStar Group, Inc. (a)                                     446,836
                                                   7,500   Coinmach Service Corp. Class A                              99,225
                                                  12,092   Coinstar, Inc. (a)                                         380,656
                                                   5,200   Cornell Cos., Inc. (a)                                     127,712
                                                  16,100   Cross Country Healthcare, Inc. (a)                         268,548
                                                  12,300   Diamond Management & Technology Consultants, Inc.          162,360
                                                  13,300   DynCorp. International, Inc. (a)                           292,467
                                                   7,704   Exponent, Inc. (a)                                         172,338
                                                  17,741   FTI Consulting, Inc. (a)                                   674,690
                                                   4,200   First Advantage Corp. Class A (a)                           96,642
                                                   4,981   Forrester Research, Inc. (a)                               140,116
                                                   9,377   G&K Services, Inc. Class A                                 370,485
                                                  23,900   The Geo Group, Inc. (a)                                    695,490
                                                  13,300   Gevity HR, Inc.                                            257,089
                                                   9,200   Global Sources Ltd. (a)                                    208,840
                                                  23,700   Harris Interactive, Inc. (a)                               126,795
                                                   9,158   Heidrick & Struggles International, Inc. (a)               469,256
                                                  21,200   Home Solutions of America, Inc. (a)(e)                     126,776
                                                  10,700   Hudson Highland Group, Inc. (a)                            228,873
                                                   3,500   ICT Group, Inc. (a)                                         65,485
                                                  46,300   IKON Office Solutions, Inc.                                722,743
                                                  14,000   Jackson Hewitt Tax Service, Inc.                           393,540
                                                  10,168   Kelly Services, Inc. Class A                               279,213
                                                  12,300   Kenexa Corp. (a)                                           463,833
                                                  13,100   Kforce, Inc. (a)                                           209,338
                                                  12,600   The Knot, Inc. (a)                                         254,394
                                                  19,068   Korn/Ferry International (a)                               500,726
                                                  20,522   Labor Ready, Inc. (a)                                      474,263
                                                   4,600   Liquidity Services, Inc. (a)                                86,388
                                                   9,504   MAXIMUS, Inc.                                              412,284
                                                  44,505   MPS Group, Inc. (a)                                        595,032
                                                   6,442   Midas, Inc. (a)                                            146,040
                                                   5,300   Monro Muffler, Inc.                                        198,485
                                                  25,223   Navigant Consulting, Inc. (a)                              468,139

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  20,000   Net 1 UEPS Technologies, Inc. (a)                    $     483,000
                                                  15,300   On Assignment, Inc. (a)                                    164,016
                                                  22,264   PHH Corp. (a)                                              694,859
                                                  10,200   People Support, Inc. (a)                                   115,770
                                                  11,100   Perficient, Inc. (a)                                       229,770
                                                   4,760   Pre-Paid Legal Services, Inc. (a)                          306,116
                                                   5,600   The Providence Service Corp. (a)                           149,632
                                                  19,200   Regis Corp.                                                734,400
                                                  23,432   Resources Connection, Inc. (a)                             777,474
                                                  12,302   Rollins, Inc.                                              280,117
                                                  24,000   Source Interlink Cos., Inc. (a)                            119,520
                                                  24,529   Spherion Corp. (a)                                         230,327
                                                   1,000   Standard Parking Corp. (a)                                  35,130
                                                   6,200   Steiner Leisure Ltd. (a)                                   304,544
                                                  16,789   TeleTech Holdings, Inc. (a)                                545,307
                                                  28,131   Tetra Tech, Inc. (a)                                       606,223
                                                   1,700   Travelzoo, Inc. (a)                                         45,203
                                                   4,700   Unifirst Corp.                                             207,035
                                                   3,300   Vertrue, Inc. (a)                                          160,974
                                                   8,800   Viad Corp.                                                 371,096
                                                   6,138   Volt Information Sciences, Inc. (a)                        113,185
                                                  29,827   Waste Connections, Inc. (a)                                901,968
                                                   1,600   Waste Industries USA, Inc.                                  54,624
                                                   8,233   Waste Services, Inc. (a)                                   100,031
                                                  18,015   Watson Wyatt Worldwide, Inc.                               909,397
                                                  12,400   World Fuel Services Corp.                                  521,544
                                                                                                                -------------
                                                                                                                   23,583,914
-----------------------------------------------------------------------------------------------------------------------------
Shipping - 0.6%                                   27,200   American Commercial Lines, Inc. (a)(h)                     708,560
                                                   3,400   Arlington Tankers Ltd                                       97,512
                                                   7,700   Double Hull Tankers, Inc.                                  120,043
                                                  21,700   Eagle Bulk Shipping, Inc.                                  486,297
                                                   6,300   Genco Shipping & Trading Ltd.                              259,938
                                                  10,300   General Maritime Corp.                                     275,834
                                                  18,800   Golar LNG Ltd.                                             313,208
                                                  11,300   Gulfmark Offshore, Inc. (a)                                578,786
                                                  12,800   Horizon  Lines, Inc. Class A                               419,328
                                                   9,800   Knightsbridge Tankers Ltd.                                 298,998
                                                  10,200   Nordic American Tanker Shipping Ltd. (e)                   416,568
                                                  11,700   Ship Finance International Ltd.                            347,256
                                                  10,400   Star Maritime Acquisition Corp. (a)                        127,504
                                                   4,000   TBS International Ltd. (a)                                 113,600
                                                                                                                -------------
                                                                                                                    4,563,432
-----------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                                       8,500   DSW, Inc. Class A (a)(e)                                   295,970
                                                   5,600   Deckers Outdoor Corp. (a)                                  565,040
                                                  18,266   The Finish Line, Inc. Class A                              166,403
                                                   2,800   Heelys, Inc. (a)(e)                                         72,408
                                                  22,100   Iconix Brand Group, Inc. (a)                               491,062
                                                  11,196   K-Swiss, Inc. Class A                                      317,183
                                                   4,892   Kenneth Cole Productions, Inc. Class A                     120,832
                                                   6,000   Shoe Carnival, Inc. (a)                                    164,940
                                                   8,455   Skechers U.S.A., Inc. Class A (a)                          246,886
                                                  10,968   Steven Madden Ltd.                                         359,312
                                                  15,935   Stride Rite Corp.                                          322,843
                                                  20,600   Timberland Co. Class A (a)                                 518,914
                                                     700   Weyco Group, Inc.                                           18,851

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  23,608   Wolverine World Wide, Inc.                           $     654,178
                                                                                                                -------------
                                                                                                                    4,314,822
-----------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                       1,900   Claymont Steel, Inc. (a)                                    40,641
                                                   9,234   Gibraltar Industries, Inc.                                 204,533
                                                   3,800   Olympic Steel, Inc.                                        108,908
                                                  10,650   Schnitzer Steel Industries, Inc. Class A                   510,561
                                                   3,700   Universal Stainless & Alloy Products, Inc. (a)             130,351
                                                   3,600   Wheeling-Pittsburgh Corp. (a)                               68,508
                                                  33,300   Worthington Industries, Inc.                               720,945
                                                                                                                -------------
                                                                                                                    1,784,447
-----------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                       5,100   Imperial Sugar Co. New Shares (e)                          157,029
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 1.0%               67,600   Andrew Corp. (a)                                           976,144
                                                  47,400   Arris Group, Inc. (a)                                      833,766
                                                   7,285   Audiovox Corp. Class A (a)                                  94,486
                                                  20,361   Belden, Inc.                                             1,126,981
                                                  23,734   C-COR, Inc. (a)                                            333,700
                                                  22,200   Interdigital Communications Corp. (a)                      714,174
                                                  14,900   Mastec, Inc. (a)                                           235,718
                                                   5,400   OpNext, Inc. (a)                                            71,496
                                                  20,699   Plantronics, Inc.                                          542,728
                                                  39,900   Polycom, Inc. (a)                                        1,340,640
                                                  56,677   Powerwave Technologies, Inc. (a)                           379,736
                                                     400   Preformed Line Products Co.                                 19,204
                                                  20,200   Symmetricom, Inc. (a)                                      169,680
                                                                                                                -------------
                                                                                                                    6,838,453
-----------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                           26,221   Interface, Inc. Class A                                    494,528
-----------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%             22,900   Carter's, Inc. (a)                                         594,026
                                                   4,900   Cherokee, Inc.                                             179,046
                                                   6,100   Columbia Sportswear Co.                                    418,948
                                                   8,500   G-III Apparel Group, Ltd. (a)                              134,215
                                                  16,070   J. Crew Group, Inc. (a)                                    869,226
                                                  11,282   Kellwood Co.                                               317,250
                                                   8,300   Maidenform Brands, Inc. (a)                                164,838
                                                   6,542   Oxford Industries, Inc.                                    290,072
                                                   6,450   Perry Ellis International, Inc. (a)                        207,496
                                                  54,100   Quiksilver, Inc. (a)                                       764,433
                                                   6,100   True Religion Apparel, Inc. (a)                            124,013
                                                  10,700   Under Armour, Inc. Class A (a)                             488,455
                                                  20,100   The Warnaco Group, Inc. (a)                                790,734
                                                                                                                -------------
                                                                                                                    5,342,752
-----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.2%                             26,800   Cooper Tire & Rubber Co.                                   740,216
                                                  10,500   Titan International, Inc.                                  331,905
                                                                                                                -------------
                                                                                                                    1,072,121
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                    41,955   Alliance One International, Inc. (a)                       421,648
                                                   6,820   Schweitzer-Mauduit International, Inc.                     211,420
                                                  11,756   Universal Corp.                                            716,176
                                                  16,233   Vector Group Ltd.                                          365,729
                                                                                                                -------------
                                                                                                                    1,714,973
-----------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                       13,730   Jakks Pacific, Inc. (a)                                    386,362
                                                  12,546   Leapfrog Enterprises, Inc. (a)                             128,597
                                                  21,200   Marvel Entertainment, Inc. (a)                             540,176
                                                                                                                -------------
                                                                                                                    1,055,135
-----------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%               13,700   Celadon Group, Inc. (a)                                    217,830
                                                   4,600   Dynamex, Inc. (a)                                          117,438
                                                  16,300   HUB Group, Inc. Class A (a)                                573,108

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  25,500   Odyssey Marine Exploration, Inc. (a)                 $     153,255
                                                  16,000   Pacer International, Inc.                                  376,320
                                                   5,700   Ultrapetrol Bahamas Ltd. (a)                               135,090
                                                                                                                -------------
                                                                                                                    1,573,041
-----------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                                   11,541   Arkansas Best Corp.                                        449,753
                                                  13,132   Forward Air Corp.                                          447,670
                                                  25,173   Heartland Express, Inc.                                    410,320
                                                  22,762   Knight Transportation, Inc.                                441,128
                                                   4,650   Marten Transport Ltd. (a)                                   83,747
                                                  12,325   Old Dominion Freight Line, Inc. (a)                        371,599
                                                     100   Patriot Transportation Holding, Inc. (a)                     8,670
                                                   6,181   Saia, Inc. (a)                                             168,494
                                                   1,800   Universal Truckload Services, Inc. (a)                      35,766
                                                  23,700   Werner Enterprises, Inc.                                   477,555
                                                                                                                -------------
                                                                                                                    2,894,702
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                29,900   Mediacom Communications Corp. Class A (a)                  289,731
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                      12,466   Allete, Inc.                                               586,525
                                                  25,975   Avista Corp.                                               559,761
                                                  16,400   Black Hills Corp.                                          651,900
                                                   6,889   CH Energy Group, Inc.                                      309,798
                                                   2,800   Central Vermont Public Service Corp.                       105,504
                                                  27,867   Cleco Corp.                                                682,741
                                                  22,608   El Paso Electric Co. (a)                                   555,252
                                                  13,168   The Empire District Electric Co.                           294,568
                                                  19,100   IDACORP, Inc.                                              611,964
                                                  17,100   ITC Holdings Corp.                                         694,773
                                                   7,545   MGE Energy, Inc.                                           246,495
                                                  14,400   NorthWestern Corp.                                         458,064
                                                  11,586   Otter Tail Corp.                                           371,563
                                                  33,300   PNM Resources, Inc.                                        925,407
                                                   5,500   Pike Electric Corp. (a)                                    123,090
                                                  11,900   Portland General Electric Co.                              326,536
                                                  12,967   UIL Holdings Corp.                                         429,208
                                                  17,283   Unisource Energy Corp.                                     568,438
                                                  39,400   Westar Energy, Inc.                                        956,632
                                                                                                                -------------
                                                                                                                    9,458,219
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                 5,322   Cascade Natural Gas Corp.                                  140,554
                                                   2,900   EnergySouth, Inc.                                          147,900
                                                   9,348   The Laclede Group, Inc.                                    298,014
                                                  13,474   New Jersey Resources Corp.                                 687,443
                                                  21,100   Nicor, Inc.                                                905,612
                                                  13,199   Northwest Natural Gas Co.                                  609,662
                                                  32,400   Piedmont Natural Gas Co. (e)                               798,660
                                                   6,900   SEMCO Energy, Inc. (a)                                      53,613
                                                  14,732   South Jersey Industries, Inc.                              521,218
                                                  16,590   Southwest Gas Corp.                                        560,908
                                                  20,900   WGL Holdings, Inc.                                         682,176
                                                                                                                -------------
                                                                                                                    5,405,760
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                  155,600   Aquila, Inc. (a)                                           636,404
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.2%              22,700   Alaska Communications Systems Group, Inc.                  359,568
                                                   5,900   Atlantic Tele-Network, Inc.                                168,976
                                                   8,855   CT Communications, Inc.                                    270,166
                                                   8,026   Centennial Communications Corp. (a)                         76,167
                                                 117,500   Cincinnati Bell, Inc. (a)                                  679,150
                                                   7,200   Consolidated Communications Holdings, Inc.                 162,720

Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  68,000   Dobson Communications Corp. Class A (a)              $     754,800
                                                   3,400   Eschelon Telecom, Inc. (a)                                 100,640
                                                  15,400   FairPoint Communications, Inc.                             273,350
                                                  55,550   FiberTower Corp. (a)(e)                                    240,531
                                                  23,339   General Communication, Inc. Class A (a)                    298,973
                                                  13,000   Global Crossing Ltd. (a)                                   245,440
                                                   5,000   Globalstar, Inc. (a)(e)                                     51,750
                                                   6,792   Golden Telecom, Inc. (f)                                   373,628
                                                  57,000   ICO Global Communications Holdings Ltd. (a)                198,360
                                                  19,100   IDT Corp. Class B                                          197,112
                                                  10,200   Ibasis, Inc. (a)                                           102,510
                                                  16,700   Iowa Telecommunications Services, Inc.                     379,591
                                                   7,100   iPCS, Inc.                                                 240,477
                                                   9,900   NTELOS Holdings Corp.                                      273,636
                                                   9,521   North Pittsburgh Systems, Inc.                             202,321
                                                   8,700   ORBCOMM, Inc. (a)                                          142,767
                                                  31,020   PAETEC Holding Corp. (a)                                   350,216
                                                  29,400   Premiere Global Services, Inc. (a)                         382,788
                                                  12,700   RCN Corp.                                                  238,633
                                                   4,200   Rural Cellular Corp. Class A (a)                           184,002
                                                   2,200   Shenandoah Telecom Co.                                     111,826
                                                   4,900   SureWest Communications                                    133,476
                                                  62,900   Time Warner Telecom, Inc. Class A (a)                    1,264,290
                                                  12,020   USA Mobility, Inc.                                         321,655
                                                                                                                -------------
                                                                                                                    8,779,519
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                            9,285   American States Water Co.                                  330,267
                                                   8,296   California Water Service Group                             311,017
                                                   3,800   Consolidated Water Co., Inc.                               111,378
                                                   5,248   SJW Corp.                                                  174,758
                                                  14,883   Southwest Water Co.                                        190,056
                                                                                                                -------------
                                                                                                                    1,117,476
-----------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%            15,425   Central European Distribution Corp. (a)(e)                 534,013
-----------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                25,230   Brightpoint, Inc. (a)                                      347,922
                                                   5,800   Houston Wire & Cable Co. (a)                               164,778
                                                  19,700   LKQ Corp. (a)                                              485,802
                                                   3,700   MWI Veterinary Supply, Inc. (a)                            147,593
                                                  11,500   Prestige Brands Holdings, Inc. (a)                         149,270
                                                  12,569   United Stationers, Inc. (a)                                837,598
                                                                                                                -------------
                                                                                                                    2,132,963
-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $505,540,295) - 89.5%                          629,324,552
-----------------------------------------------------------------------------------------------------------------------------
                                                           Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------
                                                 169,590   iShares Russell 2000 Index Fund (e)                     14,065,795
-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Exchange-Traded Funds
                                                           (Cost - $12,334,264) - 2.0%                             14,065,795
-----------------------------------------------------------------------------------------------------------------------------
                                                           Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.1%             5,700   Gladstone Capital Corp. (e)                                122,322
                                                  15,200   Hercules Technology Growth Capital, Inc.                   205,352
                                                   2,700   Kayne Anderson Energy Development Co.                       67,986
                                                  12,700   Patriot Capital Funding, Inc.                              188,595
                                                  11,700   Pennantpark Investment Corp.                               164,268
                                                   5,200   Prospect Capital Corp.                                      90,844
-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds  (Cost - $834,885) - 0.1%               839,367
-----------------------------------------------------------------------------------------------------------------------------


Master Small Cap Index Series
Schedule of Investments as of June 30, 2007

                                              Beneficial
Industry                                        Interest   Other Interests (b)                                          Value
-----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                $         500   PetroCorp Inc. (Escrow Shares) (a)                   $           0
-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Other Interests (Cost -$ 0) - 0.0%                         0
-----------------------------------------------------------------------------------------------------------------------------
                                                           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
                                              58,707,799   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                           5.33% (c)(g)                                            58,707,799
                                              79,242,375   BlackRock Liquidity Series, LLC
                                                           Money Market Series, 5.33% (c)(d)(g)                    79,242,375
-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost -$ 137,950,174) - 19.6%                          137,950,174
-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments  (Cost -$ 656,659,618*) - 111.2%     782,179,888

                                                           Liabilities in Excess of Other Assets - (11.2%)        (79,137,700)
                                                                                                                -------------
                                                           Net Assets - 100.0%                                  $ 703,042,188
                                                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                          $  661,793,190
                                              ==============
      Gross unrealized appreciation           $  139,737,560
      Gross unrealized depreciation              (19,350,862)
                                              --------------
      Net unrealized appreciation             $  120,386,698
                                              ==============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                                                                         Interest/
                                                    Purchase             Sale              Realized      Dividend
      Affiliate                                       Cost               Cost                Gain         Income
      ------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
           Cash Sweep Series                              --         $ 50,105,151**           --       $ 1,633,563
      BlackRock Liquidity Series, LLC
           Money Market Series                 $  45,075,895*                  --             --       $   372,569
      Anthracite Capital, Inc.                 $      44,389         $      6,196          $ 119       $    14,058
      ------------------------------------------------------------------------------------------------------------

      *  Represents net purchase cost.
      ** Represents net sale cost.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   Represents the current yield as of June 30, 2007.
(h)   Security held as collateral in connection with open future contracts.
o Financial futures contracts purchased as of June 30, 2007, were as follows:

      ---------------------------------------------------------------------------------------------------------
      Number of                                   Expiration                 Face                   Unrealized
      Contracts            Issue                     Date                    Value                 Depreciation
      ---------------------------------------------------------------------------------------------------------
        141           Russell 2000 Index          September 2007         $  59,797,945             $  (429,895)
      ---------------------------------------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 20, 2007